                                  Annual Report

                                December 31, 2002

                           Investors Mark Series Fund

Message from the President

The year 2002  marked  the third  consecutive  year of decline  for U.S.  equity markets with the S&P 500 Index* down -22.09%.  Investors  struggled  through the year amid  negative  factors  including  a crisis in  corporate  confidence, declining capital spending, the threat of terrorism and war with Iraq and anemic corporate profits.  Against this backdrop,  no matter where one looked-- growth, value, large cap or small cap-- there was little reason for positive  investment sentiment.  Equity  markets  closed the year with  losses  ranging  from  -9.65%
(Russell Midcap Value Index*) to -30.26%  (Russell 2000 Growth  Index*).  Losses
were also  realized  across all 12 sectors of the Frank  Russell  Company  stock universe.

For the third consecutive year, the bond market provided investors with positive returns.  In 2002 the bond market  outperformed the stock market (as measured by the S&P) by 30%, showing that it pays to be diversified.  The impetus behind the bond market's  strength  this year was a sharp decline in interest  rates in response to a sputtering  but determined  U.S.  economy,  easy monetary  policy, corporate crises of confidence,  persistent  geopolitical concerns and financial market volatility.

Despite  the  general  equity  market  performance,  a few  glimmers of economic optimism were apparent during the year. Of key importance,  the economy received continual  support from the U.S.  consumer,  as mortgage  refinancing  increased disposable  income.  The housing  market also  remained  strong all year and the
Federal Reserve monetary policy provided ongoing support.  The fourth quarter of
2002 offered a long-awaited reprieve from negative equity market volatility with broad-based gains across all equity style and capitalization ranges.

Moving  forward,  equity market  performance  during the fourth  quarter of 2002 offers optimism that the worst of the equity market's volatility and stock price weakness  may be behind us. We enter 2003 with modest  performance  expectations for both the economy and the stock market.  We continue to see incremental signs of improvements in underlying  business  conditions within many industries.  For the most  part,  stock  valuations,  while  not  cheap,  would  appear  to be at reasonable levels and close to their longer-term historical averages.

The  following  pages  contain  money  manager  commentaries  for  each  of  the portfolios  in the  Investors  Mark  Series  Fund.  We hope you will find  these reports  informative and useful.  While they may differ,  keep in mind that each reflects  the  individual  manager's  opinions  about the past  year and  future outlook  for both the  economy  and  specific  types  of  invest-  ment in their respective portfolios. As always, we welcome your comments.

Sincerely,

/s/Stephen S. Soden

Stephen S. Soden
President

*Indices are unmanaged and not available for direct investment.

Performance  data  contained  in this  report  is for past  periods  only.  Past performance is not predictive of future performance. Investment return and share value will  fluctuate,  and  redemption  value may be more or less than original cost.

Large Cap Value

The stock market's broad rebound in the fourth quarter was very cold comfort for equity investors who were almost universally  pummeled throughout the first nine months of the year.  When the dust settled on 2002,  the  landscape for equities was a sorry sight. Amidst generally poor returns across the equity universe, the
Large  Cap  Value  Portfolio  performed  well on a  relative  basis  versus  its benchmark, the S&P 500 Index,* and large cap value peers.

Value stocks  outperformed  growth stocks and broader  market indices across the
capitalization   spectrum  in  2002  for  the  third  consecutive  year.  It  is interesting  to note that  during  the last 50 years  there has been no  period, other  than  2002,  when  large and  small cap  growth  and  value  stocks  fell simultaneously.  Year 2002 was also the third  consecutive  year of stock market losses  and the first  three-year  losing  streak  since  1939-1941.  Equally as remarkable  is the fact that the  peak-to-trough  decline in 2000-2002  has been greater than 40%, the worst decline since the 1973-1974 bear market.

The  financial  services  sector  was the  Portfolio's  strongest  area of stock selection for 2002, highlighted by the performance of our student loan financing companies.

Consumers  demonstrated  confidence  in the  economy  this  past  year by taking advantage  of  40-year  lows in  short-term  interest  rates to  refinance  home mortgages and free up cash for other expenditures.

An  investor's  crystal  ball is  never  clear,  and we have  never  been in the business of predicting  the future.  But we think it is  interesting to repeat a famous  quotation of Baron  Rothschild,  a pretty savvy investor.  "Buy when the cannons  are firing and sell when the  trumpets  of victory  sound."  None of us knows  whether the October lows will "hold" or what good or bad news will appear around the corner. However, given the numbers of cannons we hear, we seem poised for better stock market performance after three difficult years.

We thank you for your  confidence  and  pledge  to  continue  our  traditionally conservative  approach to managing the Large Cap Value Portfolio and looking for undervalued companies with solid prospects for earnings growth.

David L. Babson & Company Inc.

*Indices are unmanaged and not available for direct investment.

Top Holdings
                                                               % of Total
SLM Corp.                                                         3.7%
Kellogg Co.                                                       3.4%
Weyerhaeuser Co.                                                  3.3%
Lockheed Martin Corp.                                             3.2%
Union Pacific Corp.                                               3.1%
Total                                                            16.7%

As of December 31, 2002, schedule of investments. Subject to change.

Total Return as of December 31, 2002

                       Three         Six                     Since Commencement
                       Months      Months      One Year       November 13, 1997
Large Cap Value        2.88%       -14.42%      -11.62%            -0.57%

CHART - Large Cap Value Portfolio versus S&P 500

Average annual compounded total returns for one year, five years and the life of the  Portfolio  (commencement  November 13, 1997) as of December 31, 2002,  were
-11.62%,  0.03% and -0.57%,  respectively.  Performance  data  contained in this report is for past periods only.  Past  performance  is not predictive of future performance.  Investment  return and share value will fluctuate,  and redemption value may be more or less than original cost.

Schedule of Investments

December 31, 2002

Large Cap Value

SHARES                COMPANY                                      MARKET VALUE

COMMON STOCKS-- 91.82%
BASIC MATERIALS-- 9.64%
             1,800    Dow Chemical Co.                               $   53,460
             1,960    duPont (E.I.) deNemours & Co.                  83,104
               320    Martin Marietta Materials, Inc.                     9,811
             3,950    United States Steel Corp.                          51,824
             2,090    Weyerhaeuser Co.                                  102,849
                                                                        301,048
CAPITAL GOODS-- 8.31%
             2,070    Boeing Co.                                         68,289
             1,020    Hanson PLC                                         22,624
             1,710    Lockheed Martin Corp.                              98,752
             3,000    Rockwell Collins Corp.                             69,780
                                                                        259,445
CONSUMER CYCLICAL-- 6.94%
             5,120    Limited Brands, Inc.                               71,322
             4,400    McDonald's Corp.                                   70,752
            30,500    Rite Aid Corp.*                                    74,725
                                                                        216,799
CONSUMER STAPLES-- 10.83%
               983    Del Monte Foods Co.                                 7,565
             1,882    Diageo PLC                                         82,432
             2,200    H.J. Heinz Co.                                     72,314
             3,100    Kellogg Co.                                       106,237
             4,500    Kroger Co.*                                        69,525
                                                                        338,073
ENERGY-- 7.00%
             1,958    BP Amoco PLC                                       79,593
             1,800    Exxon Mobil Corp.                                  62,892
             1,730    Royal Dutch Petroleum Co.                          76,154
                                                                        218,639
FINANCIAL-- 28.14%
             2,390    Allstate Corp.                                     88,406
             2,560    American Express Co.                               90,496
             1,400    American International Group, Inc.                 80,990
             1,100    Bank of America Corp.                              76,527
             2,480    CitiGroup Inc.                                     87,271
             1,400    Everest Reinsurance Group Ltd.                     77,420
             1,300    Freddie Mac                                        76,765
             1,800    National City Corp.                                49,176
             1,100    SLM Corp.                                         114,246
               450    Student Loan Corp.                                 44,010
             1,990    Wells Fargo & Co.                              93,271
                                                                        878,579
HEALTHCARE-- 2.30%
             3,100    Bristol Myers Squibb                               71,765

TECHNOLOGY-- 5.31%
             4,920    Apple Computer, Inc.*                              70,504
             1,230    International Business Machines Corp.              95,325
                            165,829
TRANSPORTATION & SERVICES-- 5.78%
             4,300    Delta Air Lines, Inc.                              52,030
             1,800    Sabre Holdings Corp.*                              32,598
             1,600    Union Pacific Corp.                                95,792
                                                                        180,420
UTILITIES-- 7.57%
             3,400    Duke Energy Corp.                            $     66,436
             3,900    Sempra Energy Corp.                                92,235
             2,000    Verizon Communications, Inc.                       77,500
                                                                        236,171

TOTAL COMMON STOCKS                                                   2,866,768
(Cost $2,956,338)

TOTAL INVESTMENTS-- 91.82%                                            2,866,768
(Cost $2,956,338)

Other assets less liabilities-- 8.18%                                   255,325

TOTAL NET ASSETS-- 100.00%                                         $  3,122,093

For federal  income tax purposes,  the identified  cost of investments  owned at
December 31, 2002 was $2,957,794.

Net unrealized  depreciation for federal income tax purposes was $91,026,  which is comprised of unrealized  appreciation of $308,857 and unrealized depreciation of $399,883.

*Non-income producing security

See accompanying Notes to Financial Statements.

Large Cap Growth

The Portfolio returned 4.67% (price change and reinvested  distributions) in the fourth quarter,  ending a third  consecutive  down year in the markets.  For the three months ended  December 31, 2002, the S&P 500 Index* rose 8.42% and the
Russell  1000  Growth  Index* rose 7.14%.  Seasonal  strength in the  technology sector  had a strong  effect on the  market  in the  fourth  quarter.  We remain circumspect of near-term technology fundamentals and, accordingly, the Portfolio was underweight  throughout the quarter. Our somewhat defensive posture,  with a slight overweight in healthcare, hurt relative performance.

Successful  cost-cutting  efforts and year-end  budget spending sent tech stocks soaring.  Several of our holdings like Cisco  Systems,  Microsoft and Nokia were strong  performers and remain core holdings.  Our fundamental  research suggests enterprise  tech spending will likely improve in the second half of 2003, but we are cautious about the near term.

We have been overweight in healthcare throughout 2002 as earnings prospects have been strong and the sector tends to perform well in times of uncertain  economic demand.  That  strategy  rewarded  us for most of the year but cost us  relative performance in the fourth quarter. We think biotech is relatively  attractive in
2003 and initiated  positions in flu vaccine producer  MedImmune and drug-coated stint maker Boston Scientific.

Two of our  retail  holdings,  Kohl's  and Home  Depot,  hurt  performance.  The consumer  discretionary  sector  lagged the market as holiday  spending  did not materialize.  We  continue  to favor  management's  long-term  approach to their respective  businesses  versus  competitors.  We  may  use  market  weakness  to selectively add to positions as consumer confidence improves.

Large-cap  growth  stocks  have been  among the  weakest  performers  within the broader  equity  markets  over the last two  years.  While  jobless  claims  and unemployment  could  rise  in  the  near  term,  economic  indicators  point  to improvements in the second half of 2003. If the economy  continues its recovery, as we believe,  diversified  large-cap growth stocks should outperform all other sectors of the market. Large capitalization stocks should outperform the broader market as the economy gains traction.

Stein Roe & Farnham Incorporated

*Indices are unmanaged and not available for direct investment.

Top Holdings
                                                             % of Total
Microsoft Corp.                                                   4.6%
Lockheed Martin Corp.                                             4.3%
Citigroup, Inc.                                                   4.2%
Procter & Gamble Co.                                          3.9%
PepsiCo, Inc.                                                     3.8%
Total                                                             20.8%

As of December 31, 2002, schedule of investments. Subject to change.
Total Return as of December 31, 2002

                        Three        Six                     Since Commencement
                        Months     Months     One Year        November 13, 1997
Large Cap Growth        4.67%      -13.98%     -28.48%            -2.98%

CHART - Large Cap Growth Portfolio versus S&P 500

Average annual compounded total returns for one year, five years and the life of the  Portfolio  (commencement  November 13, 1997) as of December 31, 2002,  were
-28.48%,  -4.38% and -2.98%,  respectively.  Performance  data contained in this report is for past periods only.  Past  performance  is not predictive of future performance.  Investment  return and share value will fluctuate,  and redemption value may be more or less than original cost.

Schedule of Investments

December 31, 2002

Large Cap Growth

SHARES                COMPANY                                     MARKET VALUE

COMMON STOCKS-- 94.17%
CAPITAL GOODS-- 7.05%
             2,000    Caterpillar, Inc.                           $      91,440
             2,500    Lockheed Martin Corp.                             144,375
                                                                        235,815
CONSUMER CYCLICAL-- 7.56%
             3,500    General Electric Co.                               85,225
             3,500    Home Depot, Inc.                                   83,860
             1,500    Kohl's Corp.*                                      83,925
                                                                        253,010
CONSUMER STAPLES-- 10.67%
             3,000    PepsiCo, Inc.                                     126,660
             2,500    Philip Morris Companies                           101,325
             1,500    Procter & Gamble Co.                          128,910
                                                                        356,895
    ENERGY-- 1.93%
             2,000    BJ Services Co.*                                   64,620

FINANCIAL-- 15.57%
             2,000    American International Group, Inc.                115,700
             2,000    Capital One Financial Corp.                        59,440
             4,000    Citigroup, Inc.                                   140,760
             7,000    Concord EFS, Inc.*                                110,180
             2,500    Merrill Lynch & Co.                            94,875
                                                                        520,955
HEALTHCARE-- 27.37%
             3,500    Baxter International, Inc.                         98,000
             1,500    Boston Scientific Corp.*                           63,780
             1,000    Genentech, Inc.*                                   33,160
             2,000    Johnson & Johnson                             107,420
             2,000    Medimmune, Inc.*                                   54,340
             2,500    Medtronic, Inc.                                   114,000
             4,000    Pfizer, Inc.                                      122,280
             1,500    Quest Diagnostics, Inc.*                           85,350
             1,500    UnitedHealth Group                                125,250
             3,000    Wyeth                                             112,200
                                                                        915,780
MEDIA & ENTERTAINMENT-- 4.34%
             4,000    AOL Time Warner, Inc.*                             52,400
            10,400    Liberty Media Corp.*                               92,976
                                                                        145,376
TECHNOLOGY-- 19.68%
             9,000    Cisco Systems, Inc.*                              117,900
             2,000    Dell Computer Corp.*                               53,480
             2,000    L-3 Communications Corp.*                          89,820
             3,000    Microsoft Corp.*                                  155,100
             7,000    Nokia Corp.                                       108,500
             7,500    Oracle*                                            81,000
             3,500    Texas Instruments, Inc.                            52,535
                                                                        658,335

TOTAL COMMON STOCKS                                                   3,150,786
 (Cost $3,571,663)

TOTAL INVESTMENTS-- 94.17%                                            3,150,786
 (Cost $3,571,663)

Other assets less liabilities-- 5.83%                                   195,059

TOTAL NET ASSETS-- 100.00%                                        $   3,345,845

The identified  cost of investments  owned at December 31, 2002 was the same for financial statement and federal income tax purposes.

Net unrealized depreciation for federal income tax purposes was $420,877,  which is comprised of unrealized  appreciation of $230,204 and unrealized depreciation of $651,081.

*Non-income producing security

See accompanying Notes to Financial Statements.

Mid Cap Equity

The year 2002 will be remembered for corporate  scandals with enduring images of
CEOs  in  handcuffs,  for  the  Congressional  and  United  Nations  resolutions concerning Iraq and for November's  elections leaving  Republicans in control of the White House,  Senate and House of  Representatives  for the first time in 50 years.  Thankfully,  the year will not be  remembered  for any  major  terrorist attacks on U.S. soil. Sadly, not every nation can make that claim.

Market  historians may well look on two additional  events in 2002 as signs of a significant  change.  First,  in response to the scandals and as required by the
SEC, the CEOs of over 900 large companies had to personally certify the accuracy of their  company's  financial  statements  by August 14.  Second,  the  Federal
Reserve  in  November  made it  very  clear  that  they  would  not  tolerate  a deflationary spiral (the mirror image of Paul Volker's actions in 1979 signaling that  inflation  would not be  tolerated).  We believe  these two events will be regarded as major turning points in restoring  investor  confidence in corporate
America and  renewing  trust in our monetary  policy  makers to keep the economy from a Japanese-style  malaise.  As we have been reminded,  trust and confidence are absolutely essential for healthy markets, economies and societies.

It is said  that  records  are made to be  broken,  and many  post  World War II records were broken in 2002-- all on the down- side. The economy  recovered from its mild 2001  recession  without a rising stock market  preceding,  or at least accompanying,  it (one of the very few  times in  market  history  that this has happened).  In fact, stocks not only failed to move higher, they turned in their worst year since 1974.  This extended  their losing streak to a third year,  the first  three-year  skid since the Great  Depression era of 1939-1941.  After the prolonged  feast of the late 1990s (five  straight  years of 20% or more for the
S&P  500*),  the  markets  seemed to be  forecasting  a famine  of  biblical duration.

We are not that gloomy.  Our  five-year  expectation  continues to be for modest returns from stocks in line with long-term  average returns (high single digits, low double digits).  However,  history suggests that the market moves in surges, not  incrementally.  We will not be surprised  if 2003 sees a strong  rebound in stock prices after three straight years of negative returns.

Standish Mellon Asset Management Company LLC

*Indices are unmanaged and not available for direct investment.

Top Holdings
                                                              % of Total
Cullen/Frost Bankers, Inc.                                        2.2%
Centurytel, Inc.                                                  1.7%
Omnicare, Inc.                                                    1.6%
Banknorth Group, Inc.                                             1.5%
AGL Resources, Inc.                                               1.4%
Total                                                             8.4%

Total Return as of December 31, 2002

                      Three         Six                      Since Commencement
                      Months      Months      One Year        November 13, 1997
Mid Cap Equity        4.05%       -13.21%      -13.51%             4.09%

CHART - mid cap equity portfolio versus s&p mid cap 400 index

Average annual compounded total returns for one year, five years and the life of the  Portfolio  (commencement  November 13, 1997) as of December 31, 2002,  were
-13.51%,  3.17% and 4.09%,  respectively.  Performance  data  contained  in this report is for past periods only.  Past  performance  is not predictive of future performance.  Investment  return and share value will fluctuate,  and redemption value may be more or less than original cost.

Schedule of Investments

December 31, 2002

MID CAP EQUITY

SHARES                COMPANY                                     MARKET VALUE

COMMON STOCKS-- 97.90%
BASIC MATERIALS-- 2.52%
             1,000    Airgas, Inc.*                              $       17,250
               500    Intermune, Inc.*                                   12,755
             1,000    Plum Creek Timber Co.                              23,600
               800    Reliance Steel & Aluminum Co.                  16,672
               700    Worthington Industries, Inc.                       10,668
                                                                         80,945
CAPITAL GOODS-- 10.11%
               500    Cooper Cameron Corp.*                              24,910
             1,900    Credence Systems Co.*                              17,727
               500    Cymer, Inc.*                                       16,125
               700    Dril-Quip, Inc.*                                   11,830
               300    Emcor Group, Inc.*                                 15,903
               900    Florida Rock Industries                            34,245
             1,400    Grant Prideco, Inc.*                               16,296
             1,000    Herley Industries, Inc.*                           17,408
               600    Ingersoll-Rand Co.                                 25,836
               500    Insituform Technologies*                            8,525
             1,500    LAM Research Corp.*                                16,200
               700    Lincoln Electric Holdings                          16,205
             4,200    Louisiana Pacific Corp.*                           33,852
               500    Mueller Industries, Inc.*                          13,625
             1,300    Rock-Tenn Co.                                      17,524
               400    Simpson Manufacturing Company, Inc.*               13,160
               300    Trimeris, Inc.*                                    12,927
               600    Veridian Corp.*                                    12,804
                                                                        325,102
CONSUMER CYCLICAL-- 14.58%
               600    Ann Taylor Stores Co.*                             12,252
             1,300    Autodesk, Inc.                                     18,590
             1,300    Borders Group, Inc.                                20,930
               800    Boston Properties, Inc.                            29,488
               800    BJ's Wholesale Club, Inc.*                         14,640
             1,200    Duane Reade, Inc.*                                 20,400
               600    Claire's Stores, Inc.                              13,242
             1,500    Convergys Corp.*                                   22,725
             1,200    Fairmont Hotels & Resorts                      28,260
             2,700    Felcor Lodging Trust                               30,888
             3,000    Foot Locker, Inc.*                                 31,500
               800    Longs Drug Stores                                  16,592
               600    Nieman Marcus Group, Inc.                          18,234
             1,300    Nordstrom, Inc.                                    24,661
             2,100    Omnicare, Inc.                                     50,043
               700    Penney (J.C.) Inc.                                 16,107
             2,300    Saks Holdings, Inc.*                               27,002
             1,000    Staples, Inc.*                                     18,300
             1,200    The Men's Wearhouse                                20,580
             1,000    Winn Dixie Stores                                  15,280
               600    Zale Corp.*                                        19,140
                                                                        468,854
CONSUMER STAPLES-- 9.74%
               500    Borg Warner Automotive                             25,210
               500    Dean Foods Co.                                     18,550
             1,500    Dial Corp.                                         30,555
             1,300    Fisher Scientific
                           International, Inc.*                          39,104
               500    Henry Schein, Inc.*                                22,500
               600    Knight-Ridder, Inc.                                37,950
             1,000    Monaco Coach Corp.*                                16,550
               600    NBTY, Inc.*                                        10,548
             1,700    Protein Design Labs, Inc.*                         14,450
              .800    Robert Mondavi Corp.*                              24,800
               500    Superior Industries International, Inc.            20,680
               400    Toro, Co.                                          25,560
             1,200    Viad Corp.                                         26,820
                                                                        313,277
ENERGY-- 7.58%
             1,500    Energy East Corp.                                  33,135
               900    Evergreen Resources, Inc.*                         40,365
               200    Hydril Co.*                                         4,714
               800    Murphy Oil Corp.                                   34,280
               800    Patterson-UTI Energy, Inc.*                        24,136
               500    NSTAR                                              22,195
               800    Quicksilver Resources, Inc.*                       17,944
               600    Weatherford International, Inc.*                   23,958
               700    Western Gas Resource                               25,795
               700    XTO Energy, Inc.                                   17,290
                                                                        243,812
FINANCIAL-- 24.62%
               400    Alexandria Real Estate                             17,040
               600    Affiliated Managers Group*                         30,180
               250    AMBAC Financial Group                              14,060
               700    American Financial                                 16,149
             1,300    Bank of Hawaii Corp.                               39,507
             2,200    Banknorth Group, Inc.                              49,720
             1,050    Charter One Financial, Inc.                        30,166
             1,900    Centurytel, Inc.                                   55,822
             1,000    City National Corp.                                43,990
               420    Commerce Bancshares                                16,502
             2,200    Cullen/Frost Bankers, Inc.                         71,940
               800    Firstfed Financial Corp.*                          23,160
               600    General Growth Properties, Inc.                    31,200
             1,000    Hibernia Corp. Cl. A                               19,260
             1,200    Kroll, Inc.*                                       22,896
             1,115    Liberty Property Trust                             35,613
               700    LNR Property Corp.                                 24,780
             1,100    New York Community Bancorp                         31,768
               800    Prentiss Properties Trust                          22,624
             1,200    S&P 400 Mid-Cap Deposit Receipts               94,380
               500    SL Green Realty Corp.                              15,800
             1,100    T. Rowe Price Group                                30,008
             1,100    Watson Wyatt & Co. Holdings*                   23,925
               800    Zions Bancorporation                               31,479
                                                                        791,969
HEALTHCARE-- 5.93%
               500    Advance PCS*                                       11,105
               400    Barr Laboratories, Inc.*                           26,036
               800    Coventry Health Care, Inc.*                        23,224
               700    Edwards Lifesciences Corp.*                        17,829
               700    First Health Group Corp.*                          17,045
               800    Gallagher (Arthur J.) & Co.                    23,504
               500    Mylan Laboratories                                 17,450
             1,900    Perrigo Co.*                                       23,085
             1,300    Steris Corp.*                                      31,525
                                                                        190,803
TECHNOLOGY-- 15.38%
               600    Anteon International Corp.*                $       14,400
             2,100    Aerofelx, Inc.*                                    14,490
             1,100    Advanced Fibre Communication*                      18,348
             1,300    Apple Computer, Inc.*                              18,629
               700    Benchmark Electronics, Inc.*                       20,062
               700    Black Box Corp.*                                   31,360
               900    C & D Technology                               15,903
               800    Diebold, Inc.                                      32,976
               500    Dun & Bradstreet Corp.*                        17,245
               600    Entercom Communications Corp.*                     28,152
             1,900    McData Corp. Cl. A*                                13,490
               500    NCR Corp.*                                         11,870
             1,500    Republic Services, Inc.*                           31,470
             1,000    Rockwell Collins, Inc.                             23,260
             1,900    Scientific Atlanta                                 22,534
               900    SEI Investments Co.                                24,462
             1,900    Sybase, Inc.*                                      25,460
               600    Take-two Interactive Software*                     14,094
               900    Tech Data Corp.*                                   24,264
             1,400    Tekelec*                                           14,630
               500    Teleflex, Inc.                                     21,445
             1,000    Teradyne, Inc.*                                    13,010
             1,100    Tetra Technologies, Inc.*                          23,507
             1,500    THQ, Inc.*                                         19,875
                                                                        494,936
TRANSPORTATION & SERVICES-- 3.59%
               900    Intersil Holdings Corp.*                           12,546
               300    Landstar System, Inc.*                             17,508
             2,000    Polycom, Inc.*                                     19,040
               500    Valassis Communications, Inc.*                     14,715
             1,700    Werner Enterprises, Inc.                           36,601
               600    Yellow Corp.*                                      15,115
                                                                        115,525
UTILITIES-- 3.85%
             1,900    AGL Resources, Inc.                                46,170
               800    Hawaiian Electric Industries                       35,184
             1,100    Waste Connections, Inc.*                           42,471
                                                                        123,825

TOTAL COMMON STOCKS                                                   3,149,048
(Cost $3,044,790)

FACE
AMOUNT                DESCRIPTION                                 MARKET VALUE

REPURCHASE AGREEMENT-- 5.00%
$          161,000    State Street Bank and Trust Co.,
                           0.25% due 1/02/03
                           (Collateralized by U.S.
                           Treasury Bills, 6.25%
                           due 8/15/23 with a
                           market value of $168,788)             $      161,000
(Cost $161,000)

TOTAL INVESTMENTS-- 102.90%                                           3,310,048
(Cost $3,205,789)

Other assets less liabilities-- (2.90%)                                 (93,251)

TOTAL NET ASSETS-- 100.00%                                        $   3,216,797

For federal  income tax purposes,  the identified  cost of investments  owned at
December 31, 2002 was $3,232,976.

Net unrealized  appreciation for federal income tax purposes was $77,072,  which is comprised of unrealized  appreciation of $207,197 and unrealized depreciation of $130,125.

*Non-income producing security

See accompanying Notes to Financial Statements.

Small Cap Equity

During  the fourth  quarter,  the  Portfolio  returned  4.58% vs.  7.50% for the
Russell  2000  Growth  Index* and 4.91% for the  S&P  Small Cap 600  Index.*
Stocks  rebounded  sharply on  renewed  optimism  of an  improving  economy  and earnings outlook.  Leading the rally was the technology  sector,  which advanced nearly 25% during the quarter. However, for the full year, the technology sector gave up nearly one-half of its value as fundamentals and valuations continued to contract.

From a sector standpoint, the biggest change over the past three months has been a reduction in the Portfolio's exposure to the consumer discretionary sector. In the past three months,  the consumer  discretionary  weighting has declined from
21% to approximately 6%, with sector returns underperforming the broader market.
Although we continue to have faith in the power and  resilience of the consumer, we have  chosen  to  lower  our  exposure  as we feel  many  stocks  are not yet
discounting  a  potential  slowdown  in  consumer   spending.   The  Portfolio's
technology  weighting  increased during the quarter from 15% to 18%. In addition to  general  price  appreciation,  we added to  certain  positions  early in the quarter before the rally began.  Healthcare  continues to be well represented in the  Portfolio at 23% at quarter end. We increased our weighting in energy as we believe the  supply-demand  environment  will  continue to be favorable in 2003, particularly for small-cap oil and gas producers.

Technology  stocks  dominated  the  list of  significant  advancers  during  the quarter.  Applied  Films  (0.8% of net  assets)  rose 82% during the  quarter as optimism  surrounding the flat panel display market continued to grow. Companies with exposure to semiconductor  manufacturing also exhibited strong performance, with Cymer (0.7% of net assets), Entegris (1.6% of net assets) and ATMI (0.7% of net assets) advancing 73%, 33% and 31%,  respectively.  Another area of strength was  restaurants,  with Panera Bread (0.5% of net assets) and P.F. Chang's (0.5%
of net assets) rising 29% and 25%, respectively.

With the timing and depth of an economic recovery still unclear, we believe that the small-cap growth sector is likely to remain fairly volatile.  However,  many smaller firms have already cut costs and taken other  measures that should drive strong earnings growth when the economy  recovers.  Also, we believe that fiscal stimulus  packages and  continued  consumer  strength have the potential to help improve the economy as the year progresses.  We have positioned the Portfolio to take  advantage  of a modest  recovery  by  diversifying  on both a  sector  and individual  stock basis.  Over the next year, we intend to maintain our emphasis on companies whose solid management, strong balance sheets and defendable market positions have prepared them for above average earnings growth.

Stein Roe & Farnham Incorporated

*Indices are unmanaged and not available for direct investment.

Top Holdings
                                                             % of Total
Integra Lifesciences Holdings                                     1.7%
Jarden Corp.                                                      1.6%
Entegris, Inc.                                                    1.6%
Mothers Work, Inc.                                                1.4%
Radio One, Inc. Cl. D                                             1.3%
Total                                                             7.6%

As of December 31, 2002, schedule of investments. Subject to change.

Total Return as of December 31, 2002

                          Three        Six                   Since Commencement
                          Months     Months     One Year      November 13, 1997

Small Cap Equity          4.58%      -14.67%     -24.79%          -2.62%

CHART - small cap equity portfolio versus s&p 600 index

Average annual compounded total returns for one year, five years and the life of the  Portfolio  (commencement  November 13, 1997) as of December 31, 2002,  were
-24.79%,  -2.14% and -2.62%,  respectively.  Performance  data contained in this report is for past periods only.  Past  performance  is not predictive of future performance.  Investment  return and share value will fluctuate,  and redemption value may be more or less than original cost.

Schedule of Investments

December 31, 2002

SMALL CAP EQUITY

SHARES                COMPANY                                   MARKET VALUE

COMMON STOCKS-- 97.46%
BASIC MATERIALS-- 2.24%
             2,000    Jarden Corp.*                             $       47,740
             1,400    Maverick Tube Corp.*                              18,242
                                                                        65,982
CAPITAL GOODS-- 5.60%
               600    Cuno, Inc.*                                       19,872
               700    Chicago Bridge & Iron                         21,140
               900    DRS Technologies, Inc.*                           28,197
             1,200    Mothers Work, Inc.*                               42,276
             1,600    Photronics*                                       21,920
               900    Regal Beloit                                      18,630
               400    Triump Group, Inc.*                               12,776
                                                                       164,811
CONSUMER CYCLICAL-- 18.48%
               800    Abercrombie & Fitch Co.*                      16,368
             2,000    Activision, Inc.*                                 29,180
               400    Advance Auto Parts*                               19,560
             1,200    Ameristar Casinos, Inc.*                          16,827
               700    Arbitron, Inc.*                                   23,450
               800    Bally Total Fitness Holdings*                      5,672
               500    Beazer Homes USA, Inc.*                           30,300
             2,200    Charming Shoppes*                                  9,196
             1,500    Constar International, Inc.*                      17,625
               900    Corporate Executive Board Co.*                    28,728
               400    Cost Plus, Inc.*                                  11,468
               500    Education Management Corp.*                       18,800
               700    Electronics Boutique Holdings Corp.*              11,067
             1,700    Extended Stay America, Inc.*                      25,075
             1,300    Gart Sports Co.*                                  25,155
             1,100    Guitar Center, Inc.*                              18,216
             1,000    Hot Topic, Inc.*                                  22,880
             1,300    Petco Animal Supplies, Inc.*                      30,471
               500    Polaris Industries, Inc.                          29,300
             2,700    Radio One, Inc. Cl. D*                            38,961
             3,800    Scientific Games Corp.*                           27,588
               600    Scotts Co. Cl. A*                                 29,424
             1,200    Station Casinos, Inc.*                            21,240
               600    Too, Inc.*                                        14,112
               800    United Stationers, Inc.*                          23,041
                                                                       543,704
CONSUMER STAPLES-- 5.40%
               700    American Italian Pasta Co.*                       25,186
               700    Constellation Brands, Inc. Cl. A*                 16,597
             1,700    Crown Cork & Seal, Inc.*                      13,515
               400    P.F. Changs China Bistro, Inc.*                   14,520
               400    Panera Bread Co. Cl. A*                           13,924
             1,100    Performance Food Group Co.*                       37,355
             1,000    Rayovac Corp.*                                    13,330
             1,500    Sylvan Learning Systems, Inc.*                    24,600
                                                                       159,027
ENERGY-- 8.61%
               900    Cal Dive International*                           21,150
               800    Evergreen Resources, Inc.*                        35,880
             2,300    Key Energy Group, Inc.*                           20,631
               700    Patina Oil & Gas Corp.                        22,155
               300    Patterson-UTI Energy, Inc.*                        9,051
               600    Pogo Producing Co.                                22,350
             1,400    Remington Oil & Gas Corp.*                    22,974
             1,000    Spinnaker Exploration Co.*                        22,050
             2,900    Superior Energy Services, Inc.*                   23,780
               900    Tom Brown*                                        22,590
             3,100    Ultra Petroleum Corp.*                            30,690
                                                                       253,301
FINANCIAL-- 8.87%
               900    Boston Private Financial Holdings                 17,874
               600    Brown & Brown, Inc.                           19,392
               600    Community First Bankshares, Inc.                  15,876
               900    East West Bancorp, Inc.                           32,472
               800    FTI Consulting, Inc.*                             32,120
               900    Hilb, Rogal & Hamilton Co.                    36,810
             1,000    Indymac Bancorp, Inc.*                            18,490
               700    Philadelphia Consolidated Holding Co.*.           24,780
             1,300    Prosperity Bancshares, Inc.                       24,700
               600    UCBH Holdings, Inc.                               25,470
               800    W Holding Company, Inc.                           13,128
                                                                       261,112
HEALTHCARE-- 22.97%
               300    Accredo Health, Inc.*                             10,575
             1,200    Adolor Corp.*                                     16,464
             1,800    American Healthways, Inc.*                        31,500
             2,000    American Medical Systems Holdings*                32,420
               700    American Pharmaceutical Partners, Inc.*           12,460
             1,300    Atrix Labs, Inc.*                                 19,941
             2,600    Biomarin Pharmaceutical, Inc.*                    18,330
             1,100    Cell Genesys, Inc.*                               12,266
               900    Cell Therapeutics, Inc.*                           6,543
             1,000    Cerner Corp.*                                     31,260
               700    CV Therapeutics, Inc.*                            12,754
             1,500    Daisytek International Corp.*                     11,895
             2,200    First Horizon Pharmaceuticals*                    16,451
             2,000    Ilex Oncology, Inc.*                              14,120
             2,800    Integra Lifesciences Holdings*                    49,420
               700    InterMune Pharmaceuticals*                        17,857
               500    Lifepoint Hospitals, Inc.*                        14,965
               700    Ligand Pharmaceuticals, Inc.*                      3,759
             1,700    Medical Action Industries, Inc.*                  18,445
               600    Neurocrine Biosciences, Inc.*                     27,396
             2,300    Noven Pharmaceuticals, Inc.*                      21,229
               600    Priority Healthcare Corp.*                        13,920
             2,500    Protein Design Labs, Inc.*                        21,250
             2,000    Province Healthcare Co.*                          19,460
               700    Respironics, Inc.*                                21,302
             1,600    Salix Pharmaceuticals Ltd.*                       11,184
             1,800    Sicor, Inc.*                                      28,530
               800    Stericycle, Inc.*                                 25,903
               700    Taro Pharmaceutical Industries Ltd.*              26,320
             2,000    Telik, Inc.*                                      23,320
             2,400    Thoratec Corp.*                                   18,312
               800    Transkaryotic Therapies, Inc.*                     7,920
               900    Wellchoice*                                       21,555
             1,300    Wright Medical Group*                             22,697
               400    Zoll Medical Corp.*                               14,268
                                                                       675,991
MEDIA & ENTERTAINMENT-- 1.74%
             1,100    Applied Films Corp.*                              21,989
             1,200    Lin TV Corp. Cl. A*                               29,220
                                                                        51,209
TECHNOLOGY-- 19.83%
             2,300    Armor Holdings, Inc.*                             31,671
             3,600    Atmel Corp.*                                       8,028
             1,100    ATMI, Inc.*                                       20,372
               300    Barra, Inc.*                                       9,099
               600    Cymer, Inc.*                                      19,350
             1,500    DSP Group, Inc.*                                  23,730
             4,500    Entegris, Inc.*                                   46,350
             1,300    Enzon, Inc.*                                      21,736
               600    Factset Research Systems, Inc.                    16,962
             1,100    Fidelity National Info Solutions*                 18,975
             1,100    Genesis Microchop, Inc.*                          14,355
               300    Graco, Inc.                                        8,595
             1,000    Jack Henry & Associates, Inc.                 12,040
               800    Hologic, Inc.*                                     9,768
               500    Hyperion Solutions Corp.*                         12,835
             1,000    Integrated Circuit Systems, Inc.*                 18,250
               700    Integrated Defense Technology*                    10,150
             1,000    Intercept, Inc.*                                  16,931
             1,700    Intersil Corp. Cl. A*                             23,698
             1,300    Itron, Inc.*                                      24,921
               800    Kroll, Inc.*                                      15,264
             1,200    Mantech International Corp. Cl. A*                22,884
             1,700    Matrixone, Inc.*                                   7,310
             1,200    Methode Electronics                               13,164
               700    MTC Technologies*                                 17,710
             1,800    Mykrolis Corp.*                                   13,140
                66    Orbital Science Corp.                                 98
               300    Photon Dynamics, Inc.*                             6,840
             1,400    Planar Systems, Inc.*                             28,882
             1,400    Precise Software Solutions*                       23,114
               300    Scansource, Inc.*                                 14,790
             1,600    SonoSite, Inc.*                                   20,912
             1,400    THQ, Inc.*                                        18,550
             1,600    Webmethods, Inc.*                                 13,152
                                                                       583,626
TELECOMMUNICATION SERVICES-- 0.20%
               600    Intrado, Inc.*                                     5,957

TRANSPORTATION-- 2.73%
             1,000    Genesee & Wyoming, Inc.*                      20,350
             1,200    Heartland Express, Inc.*                          27,493
               500    Old Dominion Freight Line*                        14,175
               700    UTI Worldwide, Inc.                               18,375
                                                                        80,393
UTILITIES-- 0.79%
               600    Waste Connection, Inc.*                           23,166

TOTAL COMMON STOCKS                                                  2,868,279
(Cost $3,044,423)

TOTAL INVESTMENTS-- 97.46%                                           2,868,279
(Cost $3,044,423)

Other assets less liabilities-- 2.54%                                   74,636

TOTAL NET ASSETS-- 100.00%                                      $    2,942,915

For federal  income tax purposes,  the identified  cost of investments  owned at
December 31, 2002 was $3,074,735.

Net unrealized depreciation for federal income tax purposes was $206,456,  which is comprised of unrealized  appreciation of $241,297 and unrealized depreciation of $447,753.

*Non-income producing security

See accompanying Notes to Financial Statements.

Growth & Income

Strong stock  selection  in the  consumer  discretionary  sector  benefited  the
Portfolio throughout the year. In particular, retail holdings gained on positive earnings  reports  during 2002,  while media stocks  benefited  from an expected strengthening of advertising sales.  Within the industrials sector, an aerospace and defense company holding aided year-to-date performance,  as defense spending
increased   early  in  the  year  as  a  result  of   international   conflicts.
Additionally,  several  transportation  stocks within this sector have gained on optimism that the economic recovery is underway.

Strong  stock  selection  and a relative  underweight  in the  utilities  sector contributed  positively to the Portfolio's  performance for the year.  Utilities was one of the  weaker-performing  sectors for the Standard  &  Poor's/BARRA
Value Index* during the past year, and our  combination of solid stock selection and an underweight of this sector helped the Portfolio outperform the index.

The Portfolio's overweight position in the information technology sector for the
year   detracted   from    performance.    Information    technology   was   the
weakest-performing  sector in the Standard  &  Poor's/BARRA  Value Index* in
2002. Select stocks within the health care sector hurt relative performance.  In particular,  a pharmaceutical holding suffered after the company issued a profit warning,  due largely to the company's  patent  expiration  for its  top-selling prescription  allergy  drug. In addition,  the  Portfolio's  significant  under-
weight  in the  financials  sector  during  the  year  detracted  from  relative performance.

Lord, Abbett & Co. LLC

*The S&P 500/Barra Value Index is an unmanaged capitalization-weighted index of all the stocks in the S&P 500 that have low  price-to-book  ratios and is not available for direct investment.

Top Holdings
                                                             % of Total
Exxon Mobil Corp.                                                 4.2%
Citigroup, Inc.                                                   2.8%
Deere & Co.                                                   2.8%
American International Group, Inc.                                2.3%
Target Corp.                                                      2.3%
Total                                                            14.4%

As of December 31, 2002, schedule of investments. Subject to change.

Total Return as of December 31, 2002

                         Three        Six                    Since Commencement
                         Months     Months      One Year      November 13, 1997
Growth & Income     10.19%      -11.57%      -18.29%           3.68%

CHART - Growth & Income Portfolio versus S&P 500

Average annual compounded total returns for one year, five years and the life of the  Portfolio  (commencement  November 13, 1997) as of December 31, 2002,  were
-18.29%,  2.93% and 3.68%,  respectively.  Performance  data  contained  in this report is for past periods only.  Past  performance  is not predictive of future performance.  Investment  return and share value will fluctuate,  and redemption value may be more or less than original cost.

Schedule of Investments

December 31, 2002

GROWTH & INCOME

SHARES                COMPANY                                    MARKET VALUE

COMMON STOCKS-- 97.50%
BASIC MATERIALS-- 9.46%
             4,700    Alcoa, Inc.                                $      107,066
             1,200    Bowater, Inc.                                      50,340
             1,700    du Pont (E.I.) de Nemours & Co.                72,080
             3,000    International Paper Co.                           104,910
             1,700    Newmount Mining Corp.                              49,351
             1,500    Praxair, Inc.                                      86,655
             1,300    Rohm & Haas Co.                                42,224
               600    United States Steel Corp.                           7,872
                                                                        520,498
CAPITAL GOODS-- 5.84%
               900    Caterpillar, Inc.                                  41,148
             3,300    Deere & Co.                                   151,305
               100    Eaton Corp.                                         7,811
               500    Emerson Electric Co.                               25,425
             1,000    Parker Hannifin Corp.                              46,130
               800    United Technologies Corp.                          49,552
                                                                        321,371
CONSUMER CYCLICAL-- 18.28%
               400    Big Lots, Inc.*                                     5,292
             1,600    Carnival Corp.                                     39,920
             1,800    Clear Channel Communications, Inc.*                67,122
             7,500    Disney (Walt) Holding Co.*                        122,325
               800    Gannett, Inc.                                      57,440
             3,400    Gap The, Inc.                                      52,768
             1,200    Illinois Tool Works, Inc.                          77,832
             1,400    Estee Lauder Companies Cl. A                       36,960
             5,400    Limited Brands, Inc.                               75,222
             2,100    NIKE, Inc. Cl. B                                   93,387
               900    Newell Rubbermaid, Inc.                            27,297
               500    Radio Shack Corp.                                   9,370
             3,500    Staples, Inc.*                                     64,050
             4,200    Target Corp.                                      126,000
             2,100    Tribune Co.                                        95,466
             2,400    Waste Management, Inc.                             55,008
                                                                      1,005,459
CONSUMER STAPLES-- 4.71%
             2,700    Archer-Daniels-Midland Co.                         33,480
               400    Diageo PLC                                         17,520
             2,700    Gillette Co.                                       81,972
             1,300    Kellogg Co.                                        44,551
             1,600    PepsiCo, Inc.                                      67,552
               600    Safeway, Inc.*                                     14,016
                                                                        259,091
ENERGY-- 9.27%
             2,700    Baker Hughes, Inc.                                 86,913
             6,600    Exxon Mobil Corp.                                 230,604
             2,000    Progress Energy, Inc.                              86,700
             2,000    Schlumberger Ltd.                                  84,180
               300    Total Fina SA                                      21,450
                                                                        509,847
FINANCIAL-- 19.65%
               700    ACE Ltd.                                           20,538
             2,200    American International Group, Inc.                127,270
             2,100    Bank of New York (The) Company, Inc.               50,316
             1,800    Bank One Corp.                                     65,790
             4,300    Citigroup, Inc.                                   151,317
             2,500    Fleet Boston Financial Corp.                       60,750
               400    Goldman Sachs Group, Inc.                          27,240
             3,300    J.P. Morgan Chase & Co.                        79,200
             2,100    MBNA Corp.                                         39,942
             4,600    Mellon Financial Corp.                            120,106
             2,100    Merrill Lynch & Co.                            79,695
             1,564    Travelers Property Casualty*                       22,912
               900    US Bancorp                                         19,098
             3,000    Wachovia Corp.                                    109,320
             2,300    Wells Fargo & Co.                             107,801
                                                                      1,081,295
HEALTHCARE-- 5.30%
               300    Abbott Laboratories                                12,000
               300    Baxter International, Inc.                          8,400
             1,500    Bristol-Myers Squibb Co.                           34,725
               800    McKessen Corp.                                     21,624
               600    Merck & Company, Inc.                          33,966
               400    Pharmacia Corp.                                    16,720
             4,700    Schering-Plough Corp.                             104,340
             1,600    Wyeth                                              59,840
                                                                        291,615
MISCELLANEOUS-- 2.40%
             1,400    Dover Corp.                                        40,824
             1,507    Monsanto Co.                                       29,010
               200    Potash Corp. of Saskatchewan                       12,718
               400    Minnesota Mining & Manufacturing Co.           49,320
                                                                        131,872
TECHNOLOGY-- 12.69%
               700    Adobe Systems, Inc.                                17,437
             1,900    Agilent Technologies, Inc.*                        34,124
             8,100    Apple Computer, Inc.*                             116,073
             1,300    BMC  Software, Inc.*                               22,243
             2,700    Comcast Corp. Special Cl. A*                       60,993
             1,700    Compuware Corp.*                                    8,160
             8,600    EMC Corp.*                                         52,804
             8,800    Motorola, Inc.                                     76,120
             2,900    PeopleSoft, Inc.*                                  53,070
             3,500    Teradyne, Inc.*                                    45,535
             1,900    Texas Instruments, Inc.                            28,519
             1,800    Viacom, Inc. Cl. B*                                73,458
            13,600    Xerox Corp.*                                      109,480
                                                                        698,016
TELECOMMUNICATION SERVICES-- 3.37%
             1,400    Bell South                                         36,218
             1,500    SBC Communications, Inc.                           40,665
             2,800    Verizon Communications, Inc.                      108,500
                                                                        185,383
TRANSPORTATION & SERVICES-- 4.44%
             5,800    AMR Corp.*                                         38,280
             2,300    CSX Corp.                                          65,113
             2,000    Delta Air Lines, Inc.*                             24,200
             4,100    Southwest Airlines Co.                             56,990
             1,000    Union Pacific Corp.                                59,870
                                                                        244,453
UTILITIES-- 2.09%
             1,000    Dominion Resources, Inc.                           54,900
             1,100    Duke Energy Corp.                                  21,494
             1,200    Public Service Enterprise Group, Inc.              38,520
                                                                        114,914

TOTAL COMMON STOCKS                                                   5,363,814
(Cost $5,784,477)

TOTAL INVESTMENTS-- 97.50%                                            5,363,814
(Cost $5,784,477)

Other assets less liabilities-- 2.50%                                   137,559

TOTAL NET ASSETS-- 100.00%                                       $    5,501,373

For federal  income tax purposes,  the identified  cost of investments  owned at
December 31, 2002 was $5,857,537.

Net unrealized depreciation for federal income tax purposes was $493,723,  which is comprised of unrealized  appreciation of $247,676 and unrealized depreciation of $741,399.

*Non-income producing security

See accompanying Notes to Financial Statements.

Balanced

The  Portfolio   generated  a  total  return   (price   change  and   reinvested
distributions)  of -13.48% for the year ending  December 31,  2002.  The average balanced fund, as measured by Lipper Analytical Services, registered a return of
-11.71% for the year. The Portfolio's weaker relative  performance was driven by its heavy weighting in consumer cyclical and technology  stocks.  The technology sector lagged as businesses continued to defer spending on equipment and fear of war and continued job losses led to weakness in consumer related stocks.

The overall  stock market was extremely  weak in 2002,  with very few pockets of strength.  Small,  medium and large  capitalization  stock  holdings  all faired poorly.  Top stocks in the Portfolio  for 2002 included Bank of America,  FedEx,
Sandisk, ITT Educational  Services and Strayer Education.  The equity portion of the Portfolio  continues to be guided by our  identification of  well-researched long-term  trends.  Each  company  owned  must  be  positioned  with a  positive long-term (3-5 year) operating  environment.  Additionally,  the majority of our stock  holdings  have very little or no debt and produce  cash flow in excess of their needs to operate and grow their businesses.

The bond  portfolio  has a high yield  orientation,  which  helped the  Balanced
Portfolio  maintain  a  healthy  level of  income  during  a period  of very low interest  rates.  The bond  portfolio  experienced  fewer  than  average  credit problems,  but a few names did hurt absolute  performance.  Defaulted  bonds and preferred stocks included Adelphia, Kmart and Williams  Communications.  Several
of the Portfolio's convertible securities appreciated greatly during the period,
helping  to  offset  the  defaulted  securities.   Top  performing   convertible
securities  included names such as Adaptec,  Intervac and ICO Holdings.  Further progress was made in diversification of the bond portfolio as well.

Our  outlook for common  stocks and  corporate  bonds  during the coming year is positive.  However,  we realize that investor sentiment is not likely to improve until the conflict with Iraq is resolved.  The threat of war is likely deferring consumer and corporate  purchases and affecting  decision making  throughout the economy.  It is also keeping  energy  prices at  artificially  high levels.  Low interest  rates  continue  to spur  consumers  to buy homes  and cars.  However, consumer  spending outside these areas is erratic and generally weak.  Consumers and  businesses  need tax relief to get them through  this  difficult  time.  It appears  tax cuts will be  coming  some time  after  the  conflict  with Iraq is resolved. The stock market should respond positively at that time.

Kornitzer Capital Management, Inc.

Top Holdings
                                                               % of Total
Strayer Education, Inc.                                            5.8%
ITT Educational Services, Inc.                                     3.8%
Merck & Company, Inc.                                          2.8%
Galen Holdings                                                     2.8%
ICO Holdings, Inc.                                                 2.6%
Total                                                             17.8%

As of December 31, 2002, schedule of investments. Subject to change.

Fund Diversification
                                                             % of Total
Corporate Bonds
     Basic Materials                                              0.46%
     Capital Goods                                                1.80%
     Consumer Cyclical                                           11.16%
     Consumer Staples                                             1.68%
     Energy                                                       2.97%
     Healthcare                                                   0.69%
     Technology                                                   3.13%
Convertible Corporate Bonds                                       2.46%
Common Stocks                                                    63.31%
Preferred Stocks                                                  0.00%
Convertible Preferred Stocks                                      4.41%
Cash & Equivalents                                            7.93%

As of December 31, 2002, schedule of investments. Subject to change.

Total Return as of December 31, 2002

              Three           Six                           Since Commencement
              Months        Months        One Year           November 13, 1997

Balanced      7.28%           -7.02%        -13.48%              -0.21%

CHART - balanced  portfolio versus S&P 500 and Merrill Lynch Bond Fund index
Weighted Average

Average annual compounded total returns for one year, five years and the life of the  Portfolio  (commencement  November 13, 1997) as of December 31, 2002,  were
-13.48%,  -0.25% and -0.21%,  respectively.  Performance  data contained in this report is for past periods only.  Past  performance  is not predictive of future performance.  Investment  return and share value will fluctuate,  and redemption value may be more or less than original cost.

Schedule of Investments

December 31, 2002

BALANCED

SHARES                COMPANY                                    MARKET VALUE

COMMON STOCKS-- 63.32%
CONSUMER CYCLICAL-- 23.78%
             5,600    Ameristar Casinos, Inc.*                   $       78,960
             3,000    Argosy Gaming Co.*                                 56,790
             3,000    Barnes & Noble, Inc.*                          54,210
             2,000    Carnival Corp.                                     49,900
             2,200    Devry, Inc.*                                       36,542
             5,000    Elkcorp                                            86,500
             2,500    Ethan Allen Interiors, Inc.                        85,925
               500    First Service Corp.*                                8,040
               350    Harrah's Entertainment, Inc.*                      13,860
             5,000    ITT Educational Services, Inc.*                   117,750
             3,000    ServiceMaster Co.                                  33,300
               256    Stage Stores, Inc. Warrants
                           Strike Price $15*                              2,368
               539    Stage Stores, Inc. Warrants
                           Strike Price $20*                              4,344
             3,500    Strayer Education, Inc.                           201,250
                                                                        829,739
CONSUMER STAPLES-- 0.58%
             1,250    McDonald's Corp.                                   20,100

FINANCIAL-- 9.08%
             1,500    American Express Co.                               53,025
             1,000    Amvescap PLC                                       12,600
             1,000    Bank of America Corp.                              69,570
             1,000    JP Morgan Chase & Co.                          24,000
             1,500    Morgan Stanley Dean Witter & Co.               59,880
               250    Northern Trust Corp.                                8,763
             1,000    PNC Bank Corp.                                     41,900
               500    Principal Financial Group                          15,065
             2,450    Stilwell Financial, Inc.*                          32,021
                                                                        316,824
HEALTHCARE-- 15.12%
               750    Abbott Laboratories                                30,000
               500    Amgen, Inc.*                                       24,170
             1,000    Axcan Pharmaceutical*                              11,770
             2,150    Bristol-Myers Squibb Co.                           49,772
             3,000    Galen Holdings                                     96,870
             1,000    Johnson & Johnson                              53,710
             1,750    Merck & Company, Inc.                          99,068
             1,300    Pharmaceutical Product Development*                38,051
             2,500    Schering-Plough Corp.                              55,500
             1,750    Wyeth                                              65,450
                75    Zimmer Holdings, Inc.*                              3,114
                                                                        527,475
TECHNOLOGY-- 11.87%
             4,000    Advent Software, Inc.*                             54,520
               500    Altera Corp.*                                       6,170
             1,550    Analog Devices, Inc.*                              36,999
             2,100    Applied Materials, Inc.*                           27,363
             5,000    Atmel Corp.*                                       11,150
               800    Cisco Systems, Inc.*                               10,480
             2,200    Dell Computer Corp.*                               58,828
             1,300    Intel Corp.                                        20,241
               500    Jabil Circuit, Inc.*                                8,960
             3,420    Komag, Inc.*                                       14,809
               761    Komag, Inc. Warrants                                  380
             1,150    Microsoft Corp.*                                   59,455
             2,200    National Semiconductor Corp.*                      33,022
             2,000    Nokia Corp. Cl. A                                  31,000
             2,700    Scientific Atlanta, Inc.                           32,022
               209    Wiltel Communications, Inc.*                        3,300
             1,300    Wind River Systems, Inc.*                           5,330
                                                                        414,029
TRANSPORTATION-- 2.89%
             1,250    FedEx Corp.                                        67,775
             2,375    Southwest Airlines Co.                             33,012
                                                                        100,787

TOTAL COMMON STOCKS                                                   2,208,954
(Cost $2,650,112)

SHARES OR
FACE AMOUNT           COMPANY AND DESCRIPTION                    MARKET VALUE

PREFERRED STOCK-- 0.00%
                50    Adelphia Communications                    $           38
(Cost $5,068)

CONVERTIBLE PREFERRED STOCKS-- 4.41%
             2,000    Bethlehem Steel Corp.*                              1,400
             6,000    ICO Holdings, Inc.                                 90,000
             2,000    Fleetwood Capital Trust*                           33,750
               900    TXI Capital Trust, Inc.                            28,800

TOTAL CONVERTIBLE PREFERRED STOCKS                                      153,950
(Cost $259,845)

FACE
AMOUNT                DESCRIPTION                                MARKET VALUE

CORPORATE BONDS-- 21.89%
$           20,000    Aaipharma, Inc.,
                           11.00% due 4/01/10                    $       20,100
            25,000    Applied Extrusion Technology,
                           10.75% due 7/01/11                            16,250
            25,000    Argosy Gaming,
                           10.75% due 6/01/09                            27,625
             5,000    Boyd Gaming Co.,
                           9.25% due 8/01/09                              5,462
            35,000    Charter Communications Holdings,
                           11.125% due 1/15/11                           16,013
            15,000    Circus Circus Enterprise, Inc.,
                           7.625% due 7/15/13                            15,075
            25,000    Cummins Engine,
                           6.75% due 2/15/27                             24,125
            10,000    Elizabeth Arden, Inc.,
                           11.75% due 2/01/11                            10,350
            10,000    Foodmaker,
                           9.75% due 11/01/03                            10,050
            25,000    Ford Motor Credit Co.,
                           5.80% due 1/12/09                             23,216
            15,000    French Fragrance,
                           10.375% due 5/15/07                           14,175
            50,000    Host Marriott,
                           9.25% due 10/01/07                            50,750
            20,000    Isle of Capri Casinos,
                           8.75% due 4/15/09                             20,650
            15,000    Ingles Markets, Inc.,
                           8.875% due 12/01/11                           13,950
             5,000    Johns Q Hamons Hotel,
                           8.875% due 5/15/12                             5,050
            10,000    Lucent Technologies,
                           7.25% due 7/15/06                              5,700
            15,000    Luigino's, Inc.,
                           10.00% due 2/01/06                            15,394
            15,000    Mandalay Resort,
                           10.25% due 8/01/07                            16,537
            25,000    Motorola, Inc.,
                           7.625% due 11/15/10                           25,639
            10,000    MGM Grand, Inc.,
                           9.75% due 6/01/07                             11,100
            25,000    MGM Mirage,
                           8.375% due 2/01/11                            27,062
            30,000    Nash Finch Co.,
                           8.50% due 5/01/08                             20,550
            10,000    Park Place Entertainment,
                           8.875% due 9/15/08                            10,651
            25,000    Park Place Entertainment,
                           8.125% due 5/15/11                            26,063
            65,000    Penn National Gaming,
                           8.875% due 3/15/10                            66,950
            15,000    Pilgrim's Pride,
                           9.625% due 9/15/11                            14,025
            15,000    RFS Partnership,
                           9.75% due 3/01/12                             15,394
            25,000    Rogers Communications,
                           9.125% due 1/15/06                            24,156
            35,000    Rogers Communications,
                           8.875% due 7/15/07                            33,600
            25,000    Royal Caribbean Cruises,
                           7.50% due 10/15/27                            18,500
            10,000    Senior Housing,
                           8.625% due 1/15/12                             9,900
            10,000    Service Corporation International,
                           6.30% due 3/15/20                              9,950
             5,000    ServiceMaster,
                           7.875% due 8/15/09                             5,657
            10,000    Stewart Enterprises,
                           6.40% due 5/01/13                             10,050
             5,000    Swift Energy Co.,
                           9.375% due 5/01/12                             4,875
            80,000    United Refining Co.,
                           10.75% due 6/15/07                            61,200
            10,000    WCI Communities, Inc.,
                           10.625% due 2/15/11                            9,700
            10,000    Winn-Dixie Stores, Inc.,
                           8.875% due 4/01/08                            10,275
            50,000    Wiser Oil Co.,
                           9.50% due 5/15/07                             37,750

TOTAL CORPORATE BONDS          763,519
 (Cost $810,105)

CONVERTIBLE CORPORATE BONDS-- 2.46%
$           10,000    Adaptec, Inc.,
                           4.75% due 2/01/04                     $        9,650
             5,627    CB Komag,
                           5.75% due 12/31/07                             3,697
            35,000    Conexant Systems, Inc.,
                           4.00% due 2/01/07                             16,319
            73,000    Intervac, Inc.,
                           6.50% due 3/01/09                             56,027

TOTAL CONVERTIBLE CORPORATE BONDS                                        85,693
(Cost $200,287)

TOTAL INVESTMENTS-- 92.08%                                            3,212,154
(Cost $3,925,417)

Other assets less liabilities-- 7.92%                                   276,427

TOTAL NET ASSETS-- 100.00%                                       $    3,488,581

For federal  income tax purposes,  the identified  cost of investments  owned at
December 31, 2002 was $3,936,125.

Net unrealized depreciation for federal income tax purposes was $724,350,  which is comprised of unrealized  appreciation of $326,051 and unrealized depreciation of $1,050,401.

*Non-income producing security

See accompanying Notes to Financial Statements.

Intermediate Fixed Income

The second half of 2002 proved to be a powerful one for bonds,  whether measured alone or relative to other asset  classes.  Fears about the level of strength in
the  domestic  economy,   weakness  and  volatility  in  the  stock  market  and
geopolitical  concerns  on  Iraq,  North  Korea  and  the war on  terrorism  all supported a decline in interest rates and superior performance by bonds. Yet, by year-end,  equities and corporate  bonds began to rally and offered a glimpse of perhaps a new package of returns for financial investments.

The  third  quarter  was  defined  by  volatility  and  investor  concern  which translated  into a very strong quarter with U.S.  Treasuries  leading the way as investors  sought out  investments  with higher quality and safety.  This period marked  the  elimination  of  the  holdings  of  asset-backed  instruments  with reinvestment in residential,  mortgage-backed  securities.  Corporate bonds were scaled  back and U.S.  Treasuries  were  retained in what was seen as a volatile environment,  but one where  interest  rates were projected to be close to their cyclical lows. Thus, with refinancing and repayments of mortgages bottoming out, an  opportunity  was seen in mortgages  along with support for taking profits in auto loans/credit card receivables that might suffer from rising delinquencies.

The fourth quarter started in the same fashion, but some intrepid investors with more optimistic outlooks for the future began purchasing equities,  and this led to a rally in corporate bonds. Although high yield and corporate bonds did well, we remained unconvinced of the rally's staying power and held to the majority of the  Portfolio's  initial  structure and  holdings.  We reduced  marginally  the
Portfolio's  position  in U.S.  Treasuries  and  corporate  bonds and  increased mortgage  holdings that were  statistically  cheap and very high in quality at a time when we saw the  Federal  Reserve  ending  its  recent  policy of  lowering interest rates.

In conclusion, we remain defensive in the Portfolio, leaning toward high quality and an intensive  research focus on individual issuers to navigate through these difficult,  volatile  times.  Although we do not expect interest rates to change much, bonds may provide attractive returns, both relatively and absolutely given their  current  valuations.  This,  however,  will depend on what happens in the coming months as financial and  geopolitical  factors are worked out at home and abroad.

Standish Mellon Asset Management Company LLC

Fund Diversification
                                                             % of Total
Corporate Bonds
     Basic Materials                                              1.26%
     Capital Goods                                                4.23%
     Consumer Cyclical                                            3.52%
     Consumer Staples                                             2.55%
     Energy                                                       1.16%
     Financial                                                    7.14%
     Healthcare                                                   0.99%
     Technology                                                   2.45%
     Transportation & Services                                2.05%
     Utilities                                                    2.09%
Asset Backed Securities                                           4.55%
U.S. Government Securities                                       25.49%
U.S. Government Sponsored                                        40.62%
Foreign Government Sponsored                                      2.76%
Convertible Preferred Stocks                                      0.46%
Cash & Equivalents                                           -1.32%

As of December 31, 2002, schedule of investments. Subject to change.

Total Return as of December 31, 2002

                       Three         Six                     Since Commencement
                       Months      Months      One Year       November 13, 1997

Intermediate Fixed
     Income            1.56%        5.13%        7.45%             6.12%

CHART - Intermediate Fixed Income Portfolio
Versus Lehman Brothers Aggregate Bond Index

Average annual compounded total returns for one year, five years and the life of the  Portfolio  (commencement  November 13, 1997) as of December 31, 2002,  were
7.45%, 6.02% and 6.12%, respectively.  Performance data contained in this report is for  past  periods  only.  Past  performance  is  not  predictive  of  future performance.  Investment  return and share value will fluctuate,  and redemption value may be more or less than original cost.

Schedule of Investments

December 31, 2002

INTERMEDIATE FIXED INCOME

 SHARES OR
FACE AMOUNT           COMPANY AND DESCRIPTION                    MARKET VALUE

CONVERTIBLE PREFERRED STOCKS-- 0.46%
               225    Equity Office Prop                         $       10,125
               250    Ford Capital Trust                                 10,213
               225    GMAC                                                5,197

TOTAL CONVERTIBLE PREFERRED STOCKS                                       25,535
(Cost $26,807)

FACE
AMOUNT                DESCRIPTION                                MARKET VALUE

CORPORATE BONDS-- 27.44%
$           10,000    Abitibi, Inc.,
                           8.50% due 8/01/29                             10,368
             5,000    Abitibi, Inc.,
                           8.85% due 8/01/30                              5,394
             7,000    AES Corp.,
                           10.00% due 7/15/05                             6,685
            13,000    Ahold Finance USA,
                           6.875% due 5/01/29                            11,709
            20,000    Allied Waste,
                           8.875% due 4/01/08                            20,400
            10,000    Allstate Corp.,
                           7.875% due 5/01/05                            11,185
             3,000    American Standard,
                           7.375% due 2/01/08                             3,150
            12,000    Amerisourceberge,
                           8.125% due 9/01/08                            12,840
            13,000    Amvescap PLC,
                           6.60% due 5/15/05                             14,040
            25,000    Aramark Services,
                           6.75% due 8/01/04                             26,021
            20,000    Aramark Services,
                           7.00% due 5/01/07                             21,212
            10,000    Archstone-Smith,
                           6.50% due 2/15/12                             10,695
            15,000    Archstone-Smith,
                           5.00% due 8/15/07                             15,329
            10,000    Ball Corp.,
                           6.875% due 12/15/12                           10,100
            15,000    BB&T Corp.,
                           6.50% due 8/01/11                             16,970
            25,000    Beckman Coulter,
                           7.45% due 3/04/08                             28,105
            10,000    Boston Properties, Inc.,
                           6.25% due 1/15/13                             10,142
            10,000    British Sky Broadcast,
                           8.20% due 7/15/09                             10,817
            10,000    Calwest Industrial,
                           6.127% due 2/15/17                            10,953
             4,000    Carnival Corp.,
                           6.65% due 1/15/28                              3,829
             5,000    Carnival Cruise,
                           7.05% due 5/15/05                              5,397
             2,000    Chumash Casino,
                           9.00% due 7/15/10                              2,130
            13,000    C K Witco,
                           8.50% due 3/15/05                             13,217
$           10,000    Cleveland Electric,
                           7.67% due 7/01/04                     $       10,428
             5,000    Cleveland Electric,
                           7.43% due 11/01/09                             5,394
            25,000    Columbia HCA Health,
                           9.00% due 12/15/14                            29,640
            15,000    Comcast Cable,
                           6.75% due 1/30/11                             15,636
             7,000    Conoco, Inc.,
                           6.95% due 4/15/29                              7,959
             3,000    Consumers Energy,
                           6.25% due 9/15/06                              2,953
             5,000    Cox Communications,
                           7.75% due 8/15/06                              5,592
             5,000    Cox Communications,
                           7.75% due 11/01/10                             5,703
            10,000    CSC Holdings,
                           8.125% due 7/15/09                             9,663
            12,000    DTE Energy Co.,
                           6.65% due 4/15/09                             13,279
            10,000    Dial Corp.,
                           7.00% due 8/15/06                             11,041
            20,000    Dominican Republic,
                           9.50% due 9/27/06                             21,250
            15,000    Dominican Republic,
                           5.70% due 9/17/12                             15,592
            25,000    Domtar, Inc.,
                           7.875% due 10/15/11                           29,267
            10,000    Duke-Weeks Realty,
                           6.875% due 3/15/05                            10,718
             5,000    Duke-Weeks Realty,
                           6.95% due 3/15/11                              5,500
            10,000    Edperbrascan Corp.,
                           7.125% due 12/16/03                           10,269
             5,000    Enterprise Rent-A-Car,
                           8.25% due 5/01/05                              5,513
            15,000    Enterprise Rent-A-Car,
                           7.35% due 6/15/08                             16,909
            15,000    Fleet Boston Financial,
                           5.75% due 1/15/09                             15,999
             5,000    Fleet Boston Financial,
                           6.875% due 1/15/28                             5,317
            10,000    Fleet Boston Financial,
                           6.50% due 3/15/08                             10,988
            15,000    General Motors,
                           7.75% due 3/15/36                              5,491
            25,000    Goldman Sachs,
                           5.70% due 9/01/12                             26,049
            10,000    Harrah's Operating,
                           7.125% due 6/01/07                            11,035
            15,000    HCA Healthcare,
                           8.75% due 9/01/10                             17,288
             9,000    HCA Healthcare,
                           7.875% due 2/01/11                             9,882
            26,000    Healthcare Realty,
                           8.125% due 5/01/11                            28,041
            10,000    Hilton Hotels Corp.,
                           7.00% due 7/15/04                             10,120
             2,000    HMH Properties, Inc.,
                           7.875% due 8/01/08                             1,950
            10,000    Host Marriott,
                           8.375% due 2/15/06                             9,950
             3,000    Household Finance Co.,
                           6.75% due 5/15/11                              3,204
             5,000    Household Finance Co.,
                           6.375% due 10/15/11                            5,236
            10,000    Household Finance Co.,
                           7.00% due 5/15/12                             10,972
             5,000    Household Finance Co.,
                           6.375% due 11/27/12                            5,229
             2,000    Household Finance Co.,
                           7.35% due 11/27/32                             2,163
             5,000    Inco Limited,
                           7.20% due 9/15/32                              4,960
            20,000    International Flavor & Fragrance,
                           6.45% due 5/15/06                             21,620
            10,000    Jeffries Group,
                           7.75% due 3/15/12                             10,792
            22,000    KPN,
                           8.375% due 10/01/30                           27,239
             5,000    L-3 Communications Corp.,
                           7.625% due 6/15/12                             5,175
            15,000    Lear Corp.,
                           7.96% due 5/15/05                             15,469
            10,000    Liberty Media,
                           8.25% due 2/01/30                             10,552
            10,000    Merrill Lynch & Co.,
                           5.35% due 6/15/04                             10,441
            20,000    Mohegan Tribal Gaming,
                           8.375% due 7/01/11                            21,125
            10,000    Mohegan Tribal Gaming,
                           8.00% due 4/01/12                             10,475
            25,000    Morgan Stanley Dean Witter Capital,
                           5.80% due 4/01/07                             27,139
            21,985    Morgan Stanley Dean Witter Capital,
                           4.57% due 12/18/32                            22,972
            15,000    National City Corp.,
                           6.875% due 5/15/19                            16,355
             5,000    News America, Inc.,
                           7.30% due 4/30/28                              4,934
            10,000    News America, Inc.,
                           7.625% due 11/30/28                           10,239
            20,000    Niagra Mohawk Power,
                           7.75% due 10/01/08                            23,138
            40,000    Nisource, Inc.,
                           7.625% due 11/15/05                           41,781
             5,000    Norfolk Southern Corp.,
                           7.05% due 5/01/37                              5,633
             5,000    Northern States Power,
                           7.125% due 7/01/25                             4,978
             5,000    Northern States Power,
                           8.00% due 8/28/12                              5,678
            15,000    Northrop Gruman,
                           7.00% due 3/01/06                             16,585
            10,000    Northrop Gruman,
                           7.75% due 2/15/31                             12,027
            10,000    NVR, Inc.,
                           8.00% due 6/01/05                             10,450
            15,000    Occidental Petroleum,
                           8.45% due 2/15/29                             19,301
            20,000    Panamsat Corp.,
                           6.00% due 1/15/03                             20,000
            15,000    Pinnacle Partners,
                           8.83% due 8/15/04                             14,156
             7,000    Public Service Colorado,
                           7.875% due 10/01/12                            7,828
            15,000    Quest Diagnostic,
                           6.75% due 7/12/06                             16,358
             5,000    Quest Diagnostic,
                           7.50% due 7/12/11                              5,726
            35,000    Raytheon Co.,
                           8.20% due 3/01/06                             39,351
            20,000    Republic Services, Inc.,
                           6.75% due 8/15/11                             21,903
            25,000    Royal Bank of Scotland,
                           7.816% due 12/31/05                           28,235
            25,000    Royal Caribbean Cruises,
                           8.75% due 2/02/11                             23,375
             5,000    Royal Caribbean Cruises,
                           7.50% due 10/15/27                             3,700
             5,000    SPX Corp.,
                           7.50% due 1/01/13                              5,094
            10,000    Simon Property Group,
                           6.625% due 6/15/03                            10,186
            15,000    Southern Natural Gas,
                           7.35% due 2/15/31                             12,640
            15,000    St. George Bank,
                           7.15% due 6/18/07                             16,557
            10,000    Spieker Properties,
                           6.80% due 5/01/04                             10,506
            10,000    Sprint Capital Corp.,
                           8.75% due 3/15/32                              9,529
            15,000    TCI  Communications,
                           6.875% due 2/15/06                            15,866
            10,000    Teck Cominco Limited,
                           7.00% due 9/15/12                              9,967
            10,000    Tembec Industries,
                           8.50% due 2/01/11                             10,125
             5,000    Telus Corp.,
                           8.00% due 6/01/11                              4,825
            10,000    Tenet Healthcare,
                           6.375% due 12/01/11                            9,018
             5,000    Tenet Healthcare,
                           6.50% due 6/01/12                              4,534
             2,000    Tosco Corp.,
                           7.80% due 1/01/27                              2,447
            15,000    Tricon Global,
                           8.50% due 4/15/06                             16,013
            10,000    Tricon Global,
                           7.65% due 5/15/08                             10,550
            11,000    Tyco International Group,
                           6.125% due 1/15/09                            10,300
            20,000    Tyco International Group,
                           6.375% due 10/15/11                           18,737
            10,000    Union Planters,
                           6.25% due 11/01/03                            10,339
             8,000    Univision Communications,
                           7.85% due 7/15/11                              9,088
             9,000    UPM-Kymmene Corp.,
                           5.625% due 12/01/14                            9,363
            20,000    Waste Management,
                           7.375% due 5/15/29                            20,734
             5,000    Waste Management,
                           7.75% due 5/15/32                              5,388
            25,000    Wells Fargo & Co.,
                           5.00% due 11/15/14                            25,308
            25,000    WMX Technologies,
                           7.00% due 10/15/06                            26,641

TOTAL CORPORATE BONDS          1,515,353
(Cost $1,430,699)

U.S. GOVERNMENT SECURITIES-- 25.49%
                      U.S. Treasury Bills
           225,000         1.11% due 2/13/03                            224,709
           230,000         1.21% due 2/13/03                            229,687
                      U.S. Treasury Bonds
           397,955         3.875% due 1/15/09                           443,658
           381,000         6.25% due 5/15/30                            456,054
             5,000         5.375% due 2/15/31                             5,452
                      U.S. Treasury Notes
            10,000         2.75% due 9/30/03                             10,117
            10,000         2.875% due 6/30/04                            10,224
            10,000         5.75% due 8/15/10                             11,501
            15,000         5.00% due 2/15/11                             16,486

TOTAL U.S. GOVERNMENT SECURITIES                                      1,407,888
(Cost $1,350,714)

U.S. GOVERNMENT SPONSORED-- 40.62%
                      Federal Home Loan Mortgage Corp.
$           13,749         6.50% due 5/01/11                     $       14,612
            94,028         6.00% due 8/01/17                             98,419
            22,119         6.00% due 8/01/17                             23,152
            46,631         6.00% due 9/01/17                             48,808
                      Federal National Mortgage Assn.
            20,517         6.50% due 5/01/17                             21,657
            94,150         6.00% due 9/01/17                             98,551
            94,648         6.00% due 5/01/29                             98,262
             5,928         8.00% due 10/01/30                             6,393
            23,080         7.00% due 11/01/31                            24,317
            93,329         6.50% due 2/01/32                             97,249
           210,556         6.50% due 3/01/32                            219,401
            46,756         6.50% due 6/01/32                             48,719
            23,398         6.50% due 7/01/32                             24,381
            30,101         6.50% due 8/01/32                             31,365
            47,849         6.50% due 8/01/32                             49,858
            23,635         6.50% due 8/01/32                             24,627
           104,475         6.50% due 8/01/32                            108,862
            24,757         6.50% due 9/01/32                             25,797
            48,455         6.50% due 9/01/32                             50,490
            47,379         6.50% due 9/01/32                             49,369
           224,291         6.00% due 10/01/32                           232,248
            39,718         6.00% due 11/01/32                            41,127
           195,000         7.00% due 1/01/331                           205,116
            50,000         5.50% due 2/01/331                            50,781
           375,000         6.00% due 2/01/331                           386,250
            75,000         6.50% due 2/01/331                            77,953
                      Government National Mortgage Assn.
            12,586         9.00% due 12/15/17                            14,196
            13,876         2.14% due 5/15/29                             13,888
            54,908         6.50% due 10/15/32                            57,687

TOTAL U.S. GOVERNMENT SPONSORED                                       2,243,535
(Cost $2,219,145)

FOREIGN GOVERNMENT SPONSORED-- 2.76%
$            8,000    British Telecom,
                           8.875% due 12/15/30                   $       10,174
            30,000    Mexican U.S.,
                           8.30% due 8/15/31                             31,725
            50,000    Nordea Bank Sweden,
                           5.25% due 11/30/12                            50,979
            10,000    Peru,
                           4.00% due 3/07/17                              7,050
            10,000    Petronas,
                           7.875% due 5/22/22                            10,777
            12,000    Republic of South Africa,
                           8.50% due 6/23/17                             13,587
            35,000    Russia Federation,
                           5.00% due 3/31/30                             27,794

TOTAL FOREIGN GOVERNMENT SPONSORED                                      152,086
(Cost $145,794)

ASSET BACKED SECURITIES-- 4.55%
             9,476    Bear Stearns Mortgage,
                           6.75% due 4/30/30                              9,908
            10,000    Chase Credit Trust,
                           1.85% due 7/16/07                             10,013
            15,000    CS First Boston,
                           6.505% due 2/15/34                            16,920
            25,000    Discover Card Master,
                           1.70% due 2/16/07                             25,110
            15,000    First Chicago,
                           8.178% due 4/29/39                            15,241
            15,000    First USA Credit Card Trust,
                           1.571% due 7/10/06                            15,007
            10,000    Merrill Lynch Mortgage,
                           6.96% due 11/21/28                            11,084
            20,000    Morgan Stanley Dean Witter Capital,
                           6.55% due 3/15/30                             22,539
            25,000    Morgan Stanley Dean Witter Capital,
                           6.54% due 2/01/31                             28,165
            21,876    Student Loan Trust,
                           1.41% due 3/17/08                             21,888
            25,357    Student Loan Trust,
                           1.878% due 7/27/09                            25,507
            35,000    Toyota Auto Rec,
                               2.088% due 3/15/05                        35,002
            15,000    Toyota Auto Rec,
                           1.902% due 10/15/07                           15,015

TOTAL ASSET BACKED SECURITIES                                           251,399
(Cost $246,881)

REPURCHASE AGREEMENT-- 10.16%
$          561,000    State Street Bank and Trust Co.,
                           0.25% due 1/02/03
                           (Collateralized by U.S.
                           Treasury Bills, 6.25%
                           due 5/15/30 with a
                           market value of $575,938)             $      561,000
(Cost $561,000)

TOTAL INVESTMENTS-- 111.48%                                           6,156,796
(Cost $5,981,040)

Other assets less liabilities-- (11.48%)                               (633,945)

TOTAL NET ASSETS-- 100.00%                                       $    5,522,851

For federal  income tax purposes,  the identified  cost of investments  owned at
December 31, 2002 was $5,990,456.

Net unrealized appreciation for federal income tax purposes was $166,340,  which is comprised of unrealized  appreciation of $173,214 and unrealized depreciation of $6,874.

1Identified investment represents a when-issued security.

See accompanying Notes to Financial Statements.

Global Fixed Income

The bond markets  produced  superb  returns  during the second half of 2002 and, indeed,  for the entire year.  During the last six months,  renewed concern over the  prospective  growth  rate of the  global  economy,  combined  with a benign inflation outlook,  led to falling bond yields in virtually all of the developed world markets.

The dismal outlook, poor earnings,  corporate malfeasance and risky geopolitical environment  led to a flight to quality.  Equities  performed  poorly  until the fourth quarter and corporate bonds, particularly high yield, underperformed.

During the second half of 2002,  the  Portfolio  was  positioned  to reflect the following  views:  1) the U.S.  economy is in recovery  mode which will lead, in time,  to higher bond yields but much better  relative  returns from assets with credit  risk such as  corporate  bonds;  2) Europe is  lagging  the U.S.  in the economic cycle; thus, core-European bonds should outperform U.S. bonds; 3) Japan continues to face severe structural problems in its economy so the Japanese bond market offers low yields and high risk; and 4) Dollar-bloc/  commodity-exporting countries  are leading  the  economic  revival  and have been  subject to rising interest rates.

In light of these views,  the  Portfolio  has been  positioned  in the following
manner:   1)  an   overweight  to  Europe;   2)  a  significant   allocation  to
non-government bonds,  particularly  corporate bonds; 3) a severe underweight to
Japan; 4) a heavy position in U.S. cash and an underweight U.S. duration; and 5)
underweight to the United Kingdom.

Portfolio  performance  lagged its  benchmark,  the J.P.  Morgan  Hedged  Global
Government Bond Index,* in the third quarter as government bonds rallied, led by the U.S., and corporate bonds  underperformed.  However,  in the fourth quarter,
yields  in  the  U.S.  rose,  corporate  bonds  rallied  globally,   and  Europe
outperformed the U.S. We believe that the fourth quarter is more typical of what we expect in 2003, and the Portfolio is well positioned for this environment.

We continue to believe the global economy is on the road to recovery and will be led by U.S. policy,  both fiscal and monetary.  These are highly  stimulative in the U.S., and monetary stimulus overseas is becoming more aggressive. We believe that geopolitical  risks are hindering  confidence,  investment and the recovery although we do not believe the impact will be long lasting. In this environment, we expect that 2003 will produce more modest  returns to U.S.  government  bonds but that non-government sectors and European bonds represent good opportunities.

Standish Mellon Asset Management Company LLC

*Indices are unmanaged and not available for direct investment.

Fund Diversification
                                                             % of Total
Basic Materials                                                   0.81%
Capital Goods                                                     2.11%
Consumer Cyclical                                                 3.13%
Consumer Staples                                                  2.17%
Energy                                                            0.55%
Financial                                                         6.80%
Healthcare                                                        1.67%
Miscellaneous                                                     2.96%
Technology                                                        3.51%
Telecommunication                                                 0.40%
Utilities                                                         4.74%
Asset Backed Securities                                           1.75%
Convertible Corporate Bonds                                       0.03%
Government Bonds                                                 39.70%
U.S. Government Securities                                       16.83%
U.S. Government Sponsored                                         6.45%
Convertible Preferred Stocks                                      0.41%
Call Options Purchased                                            0.05%
Put Options Purchased                                             0.13%
Cash & Equivalents                                            5.80%

As of December 31, 2002, schedule of investments. Subject to change.

Total Return as of December 31, 2002

                          Three       Six                  Since Commencement
                          Months    Months    One Year      November 13, 1997
Global Fixed Income       1.49%      4.55%      6.97%          5.71%

CHART - Global Fixed Income Portfolio Versus
JP Morgan Hedged Global Government Bond Index

Average annual compounded total returns for one year, five years and the life of the  Portfolio  (commencement  November 13, 1997) as of December 31, 2002,  were
6.97%, 5.51% and 5.71%, respectively.  Performance data contained in this report is for  past  periods  only.  Past  performance  is  not  predictive  of  future performance.  Investment  return and share value will fluctuate,  and redemption value may be more or less than original cost.

Schedule of Investments

December 31, 2002

Global Fixed Income

 FACE
AMOUNT*               DESCRIPTION                               MARKET VALUE

CORPORATE BONDS-- 28.85%
AUSTRALIA-- 0.17%
            10,000    Telstra Corp.,
                           6.375% due 6/29/11                   $       11,592

DENMARK-- 1.84%
           901,404    Denmark Realkredit,
                           5.00% due 10/01/19                          128,288
               448    Denmark Realkredit,
                           8.00% due 10/01/26                               69
                                                                       128,357
FRANCE-- 1.30%
            65,151    France Oati,
                           3.15% due 7/25/32                            74,093
            15,000    Vivendi Environment,
                           5.875% due 6/27/08                           16,645
                                                                        90,738
IRELAND-- 0.42%
            25,000    Allied Irish Bank,
                           7.50% due 12/28/49                           29,251

LUXEMBOURG-- 2.13%
            45,000    Sogerim,
                           7.00% due 4/20/11                            52,190
            40,000    Tyco International Group,
                           4.375% due 11/19/04                          38,444
            65,000    Tyco International Group,
                           5.50% due 11/19/08                           58,428
                                                                       149,062
MYANMAR-- 0.23%
            15,000    Petronas,
                           7.875% due 5/22/221                          16,166

MEXICO-- 0.08%
             5,000    Petro Mexicano,
                           8.85% due 9/15/071                            5,756

NETHERLANDS-- 1.33%
            15,000    Ahold Finance,
                           6.375% due 6/08/05                   $       16,310
            15,000    Daimler Chrysler,
                           6.125% due 3/21/06                           16,653
            20,000    Honeywell,
                           5.25% due 12/20/06                           21,564
            15,000    KPN,
                           4.75% due 11/05/08                           15,624
            20,000    Linde Finance,
                           6.375% due 6/14/07                           22,854
                                                                        93,005
NIGERIA-- 0.23%
            15,000    Fosters Finance,
                           5.75% due 3/17/05                            16,509

PERU-- 0.20%
            20,000    Peru Flirb,
                           4.00% due 3/07/171                           14,100

SWEDEN-- 0.80%
            50,000    Nordbanken,
                           6.00% due 12/13/10                           56,094

UNITED KINGDOM-- 5.16%
            15,000    Allied Domecq,
                           5.875% due 6/12/092                          16,824
            30,000    Bank of Ireland,
                           7.40% due 12/29/492                          35,006
            30,000    Barclays Bank,
                           7.50% due 4/29/492                           36,291
            30,000    British Telecom,
                           6.125% due 2/15/062                          33,563
            15,000    Coca-Cola Corp.,
                           5.25% due 6/27/062                           16,503
            10,000    Halifax,
                           6.375% due 4/03/08                           17,399
            30,000    Halifax/HBOS,
                           6.05% due 11/23/492                          33,196
            15,000    Hilton Group,
                           6.50% due 7/17/092                           16,490
            20,000    Lloyds Bank,
                           6.625% due 7/15/10                           34,892
            20,000    Lloyds Bank,
                           7.375% due 12/29/492                         24,120
            25,000    National Westminster,
                           6.625% due 10/29/492                         28,562
            15,000    NGG Finance,
                           5.25% due 8/23/062                           16,429
            10,000    Royal Bank of Scotland,
                           7.375% due 8/31/10                           18,247
            15,000    Safeway Stores,
                           6.50% due 4/12/102                           16,955
            10,000    Sainsbury,
                           5.625% due 7/11/082                          11,233
             5,000    Stagecoach,
                           6.00% due 11/24/042                           5,013
                                                                       360,723
UNITED STATES-- 14.96%
$           15,000    Abitibi, Inc.,
                           8.30% due 8/01/05                            15,996
            11,000    AES Corp.,
                           10.00% due 7/15/05                           10,505
            15,000    Alcoa, Inc.,
                           4.25% due 8/15/07                            15,633
            15,000    Allied Waste,
                           7.375% due 1/01/04                           15,075
            10,000    American Standard,
                           7.375% due 2/01/08                           10,500
            25,000    Aramark Services,
                           6.75% due 8/01/04                            26,021
            15,000    Bellsouth Capital Funding,
                           6.04% due 11/15/26                           16,584
            15,000    Boston Properties, Inc.,
                           6.25% due 1/15/13                            15,213
            15,000    British Sky Broadcast,
                           8.20% due 7/15/09                            16,225
            20,000    Carnival Corp.,
                           6.15% due 4/15/08                            21,296
            20,000    Citigroup, Inc.,
                           4.625% due 11/14/072                         21,605
            35,000    Cleveland Electric,
                           7.67% due 7/01/04                            36,498
            15,000    Comcast Cable,
                           6.75% due 1/30/11                            15,636
            15,000    Cox Communications,
                           7.75% due 8/15/06                            16,777
            10,000    Cox Communications,
                           7.75% due 11/01/10                           11,407
            10,000    CSC Holdings,
                           7.875% due 12/15/07                           9,663
            14,000    Domtar, Inc.,
                           7.875% due 10/15/11                          16,389
            20,000    Edperbrascan Corp.,
                           7.125% due 12/16/03                          20,537
            20,000    Enterprise Rent-A-Car,
                           7.35% due 6/15/08                            22,545
            10,000    EOP Operating,
                           7.875% due 7/15/31                           10,922
            20,000    Ford Motor Credit Co.,
                           6.00% due 2/14/052                           21,263
            15,000    GMAC Global,
                           6.125% due 8/28/07                           15,193
            20,000    HCA Healthcare,
                           7.875% due 2/01/11                           21,961
            15,000    HMH Properties, Inc.,
                           7.875% due 8/01/05                           14,850
             5,000    HMH Properties, Inc.,
                           7.875% due 8/01/08                            4,875
            20,000    Harrah's Operating,
                           7.125% due 6/01/07                           22,070
            10,000    Inco Limited,
                           7.75% due 5/15/12                            11,158
            20,000    International Paper Co.,
                           5.375% due 8/11/062                          21,515
            20,000    Kroger Co.,
                           6.80% due 4/01/11                            21,958
            15,000    Lear Corp.,
                           8.125% due 4/01/082                          16,063
             5,000    L-3 Communications Corp.,
                           7.625% due 6/15/12                            5,175
            30,000    MBNA America,
                               4.375% due 8/19/042                      32,154
            15,000    Mohegan Tribal Gaming,
                           8.375% due 7/01/11                           15,844
            35,000    Morgan Stanley,
                           5.75% due 4/01/092                           38,837
            11,341    Niagra Mohawk Power,
                           7.375% due 7/01/03                           11,609
            25,000    Niagra Mohawk Power,
                           7.75% due 10/01/08                           28,923
             8,000    Northern States Power,
                           8.00% due 8/28/12                             9,085
            20,000    Northrop Grumman Corp.,
                           7.00% due 3/01/06                            22,113
            20,000    Parker-Hannifan,
                           6.25% due 11/21/052                          22,024
            25,000    Pinnacle Partners,
                           8.83% due 8/15/04                            23,594
            10,000    Progress Energy, Inc.,
                           7.00% due 10/30/31                           10,461
            15,000    Public Service Colorado,
                           7.875% due 10/01/12                          16,773
            12,000    Quest Diagnostic,
                           6.75% due 7/12/06                            13,086
            25,000    Raytheon Co.,
                           6.50% due 7/15/05                            26,980
             5,000    Republic Services, Inc.,
                           6.75% due 8/15/11                             5,476
            25,000    Royal Caribbean Cruise,
                           8.25% due 4/01/05                            24,125
            15,000    Sara Lee Corp.,
                           6.125% due 7/27/072                          17,166
            10,000    SPX Corp.,
                           7.50% due 1/01/13                            10,188
            30,000    Sprint Capital Corp.,
                           8.75% due 3/15/32                            28,587
            15,000    TCI Communications,
                           6.875% due 2/15/06                           15,866
            10,000    Teck Cominco Ltd.,
                           7.00% due 9/15/12                             9,967
            30,000    Telus Corp.,
                           8.00% due 6/01/11                            28,950
            10,000    Tenet Healthcare Corp.,
                           6.375% due 12/01/11                           9,018
             6,000    Tenet Healthcare Corp.,
                           6.50% due 6/01/12                             5,441
            15,000    Tricon Global Restaurants,
                           8.875% due 4/15/11                           16,350
            15,000    Union Planters Bank,
                           5.125% due 6/15/07                           15,996
            65,000    WMX Technologies,
                           6.375% due 12/01/03                          66,221
                                                                     1,045,942

TOTAL CORPORATE BONDS                                                2,017,295
(Cost $1,803,159)

CONVERTIBLE CORPORATE BONDS-- 0.03%
             5,000    Royal Caribbean Cruise,
                           0.00% due 5/18/21                             2,081
(Cost $2,233)

GOVERNMENT BONDS-- 39.70%
CANADA-- 2.99%
           215,000    Canada Govt.,
                           4.50% due 9/01/07                    $      139,912
           105,000    Canada Govt.,
                           5.25% due 6/01/12                            69,095
                                                                       209,007
DENMARK-- 2.05%
         1,000,000    Denmark Govt.,
                           4.00% due 11/15/04                          143,749

DOMINICAN REPUBLIC-- 0.15%
            10,000    Dominican Republic,
                           9.50% due 9/27/06                            10,625

FRANCE-- 1.51%
            95,000    French Govt.,
                           5.00% due 1/12/06                           105,360

GERMANY-- 17.22%
            30,000    Bundesobl,
                           4.50% due 5/19/03                            31,668
             5,000    Bundesobl,
                           5.00% due 5/20/05                             5,497
           355,000    Bundesobl,
                           5.00% due 8/19/05                           391,178
            95,000    Bundesobl,
                           4.50% due 8/17/07                           104,225
           115,000    Deutschland Republic,
                           7.50% due 11/11/04                          130,832
            20,000    Deutschland Republic,
                           4.00% due 7/04/09                            21,202
             5,000    Deutschland Republic,
                           5.25% due 7/04/10                             5,683
            80,000    Deutschland Republic,
                           5.25% due 1/04/11                            90,839
             5,000    Deutschland Republic,
                           6.50% due 7/04/27                             6,464
           120,000    Deutschland Republic,
                           4.75% due 7/04/28                           124,260
           230,000    Deutschland Republic,
                           6.25% due 1/04/30                           292,363
                                                                     1,204,211
ITALY-- 5.75%
           205,000    Italy Govt.,
                           4.75% due 7/01/05                    $      224,807
            15,000    Italy Govt.,
                           7.75% due 11/01/06                           18,253
           145,000    Italy Govt.,
                           4.50% due 3/01/07                           158,895
                                                                       401,955
NETHERLAND-- 3.55%
           215,000    Netherland Govt.,
                           5.50% due 7/15/10                           248,178

NEW ZEALAND-- 1.25%
           155,000    New Zealand Govt.,
                           8.00% due 11/15/06                           87,287

SINGAPORE-- 1.18%
           120,000    Singapore Govt.,
                           5.625% due 7/01/08                           82,304

SWEDEN-- 3.82%
         2,000,000    Sweden Govt.,
                           8.00% due 8/15/07                           267,229

UNITED STATES-- 0.23%
$           15,000    Mexican U.S.,
                           8.30% due 8/15/31                            15,863

TOTAL GOVERNMENT BONDS                                               2,775,768
(Cost $2,396,644)

ASSET BACKED SECURITIES-- 1.75%
            55,000    Carat,
                           5.00% due 12/15/06                           57,587
            65,000    First USA Credit Card Trust,
                           1.571% due 7/10/06                           65,030

TOTAL ASSET BACKED SECURITIES                                          122,617
(Cost $122,688)

SHARES OR
FACE AMOUNT*          COMPANY AND DESCRIPTION                   MARKET VALUE

U.S. GOVERNMENT SECURITIES-- 16.83%
                      U.S. Treasury Bills
$          200,000         1.21% due 2/13/03                    $      199,728
           345,000         1.57% due 3/06/03                           344,282
                      U.S. Treasury Bonds
            66,287         3.875% due 1/15/09                           73,899
           170,000         6.25% due 5/15/30                           203,489
             5,000         5.375% due 2/15/31                            5,452
                      U.S. Treasury Notes
            15,000         5.375% due 6/30/03                           15,313
           210,000         2.75% due 9/30/03                           212,461
            40,000         3.00% due 11/30/03                           40,655
            80,000         3.00% due 1/31/04                            81,513

TOTAL U.S. GOVERNMENT SECURITIES                                     1,176,792
(Cost $1,146,756)

U.S. GOVERNMENT SPONSORED-- 6.45%
                      Federal Home Loan Mortgage Corp.
           109,067         6.00% due 7/01/173                          114,160
           200,000         6.00% due 1/01/18                           209,125
                      Federal National Mortgage Assn.
            25,559         6.50% due 8/01/32                            26,632
            23,842         6.50% due 9/01/32                            24,843
            24,478         6.50% due 10/01/32                           25,506
            23,758         6.50% due 10/01/32                           24,756
            24,958         6.50% due 10/01/32                           26,006

TOTAL U.S. GOVERNMENT SPONSORED                                        451,028
(Cost $446,868)

CONVERTIBLE PREFERRED STOCKS-- 0.41%
             1,000    California Fed                                    26,010
               100    GMAC                                               2,310

TOTAL CONVERTIBLE PREFERRED STOCKS                                      28,320
(Cost $28,375)

SHARES                EXPIRATION DATE/EXERCISE PRICE            MARKET VALUE

CALL OPTIONS PURCHASED-- 0.05%
                      Euro
            70,000         Feb 03 / .975                        $           35
            70,000         May 03 / .960                                   203
                      Japanese Yen
           130,000         Mar 03 / .015                                     8
           130,000         May 04 / 130.000                              1,217
           140,000         Jun 03 / 126.500                                752
           340,000         Sep 03 / 130.000                              1,587

TOTAL CALL OPTIONS PURCHASED                                             3,802
(Cost $14,251)

PUT OPTIONS PURCHASED-- 0.13%
                           United States Dollar
           125,000         Mar 03 / .523                                 7,630
           140,000         Jun 03 / .575                                 1,434

TOTAL PUT OPTIONS PURCHASED                                              9,064
(Cost $5,589)

FACE AMOUNT           DESCRIPTION                               MARKET VALUE

REPURCHASE AGREEMENT-- 8.32%
$582,000State Street Bank and Trust Co.,
                           0.25% due 1/02/03
                           (Collateralized by U.S.
                           Treasury Bills, 12.75%
                           due 11/15/10 with a
                           market value of $596,739)            $      582,000
(Cost $582,000)

TOTAL INVESTMENTS-- 102.52%                                          7,168,767
(Cost $6,548,563)

Other assets less liabilities-- (2.52%)                               (176,183)

TOTAL NET ASSETS-- 100.00% $ 6,992,584  For  federal  income tax  purposes,  the identified cost of investments owned at December 31, 2002 was $6,575,017.

Net unrealized appreciation for federal income tax purposes was $593,750,  which is comprised of unrealized  appreciation of $610,096 and unrealized depreciation of $16,346.

*Face amount is reflected in local  currency  while market value is reflected in
U.S. Dollars.

1Face amount is reflected in U.S. Dollars.

2Face amount is reflected in Euros.

3Identified investment represents a when-issued security.

See accompanying Notes to Financial Statements.

Money Market

The financial  markets remained focused on the health of the economy,  which has been implicitly tied to corporate earnings reports.  The up and down movement in interest  rates over the last half of 2002 also  correlated  with  stock  market volatility and the threat of war with Iraq.

The Federal  Reserve's  0.50% surprise cut in the Federal Funds rate to 1.25% in
November was designed to "prove helpful as the economy works its way through the current soft spot." The stock market  responded  favorably to the easing,  which helped the S&P 500 Index* post a 3.7% gain for the fourth quarter.  Although the bond market sold off on stronger equity market activity,  mounting  tensions with Iraq provided firm support for U.S. Treasury securities.

Despite  the  negative  implications  that a war with Iraq would  create for the global economy, the domestic economic outlook is not without positives. Interest rates are low, inflation is benign and the housing sector remains robust.  Third quarter GDP was strong at 4% on inventory  liquidations,  but fourth quarter GDP is  forecast  at a sub-par 1% pace after  sluggish  holiday  sales.  The Federal
Reserve is aware that weak employment  conditions  will impede growth.  However, with no tightening in monetary  policy  expected  until the second half of 2003,
employment  and  corporate   earnings  are  expected  to  slowly  trend  higher,
positioning the economy for 3% growth.

Long-term interest rates declined more than short-term interest rates during the second  half of 2002.  This  caused  the  slope in the  yield  curve to  flatten modestly between 2-year and 30-year Treasury bonds. Yields on 3-month bills fell
51 basis  points  while  2-year note yields fell 123 basis  points.  The 5-year,
10-year and 30-year bond yields fell 127, 97 and 70 basis points,  respectively.
The flatter yield curve  reflects the market's  view that  economic  activity is expected to modestly expand at a non-inflationary pace.

Standish Mellon Asset Management Company LLC

*Indices are unmanaged and not available for direct investment.

An  investment  in this  Portfolio is not insured or  guaranteed  by the Federal
Deposit  Insurance  Corporation  or any other  government  agency.  Although the
Portfolio  seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Total Return as of December 31, 2002

                    Three          Six                       Since Commencement
                    Months       Months       One Year        November 13, 1997
Money Market        0.41%         0.74%         1.47%              4.16%

Schedule of Investments

December 31, 2002

Money Market

 FACE
AMOUNT                DESCRIPTION                                MARKET VALUE

U.S. GOVERNMENT SECURITIES-- 17.48%
U.S. TREASURY BILLS
$          273,000    1.527% due 4/10/032                        $      271,865

U.S. TREASURY NOTES
           250,000    3.00% due 11/30/03                                253,303

TOTAL U.S. GOVERNMENT SECURITIES                                        525,168
(Cost $525,168)

U.S. GOVERNMENT SPONSORED-- 81.89%
FEDERAL FARM CREDIT
CORPORATION DISCOUNT NOTES
           500,000    6.75% due 1/13/03                                 500,839

FEDERAL HOME LOAN BANK
DISCOUNT NOTES
           125,000    1.71% due 1/17/03                                 124,911
           250,000    1.22% due 3/12/03                                 249,988
            55,000    4.75% due 3/15/03                                  55,356
            25,000    5.725% due 3/25/03                                 25,241
           100,000    1.75% due 4/01/03                                  99,567

FEDERAL HOME LOAN MORTGAGE
CORPORATION DISCOUNT NOTES
           131,000    1.20% due 1/02/03                                 131,000
            82,000    1.30% due 1/14/03                                  81,965
            52,000    1.35% due 2/04/03                                  51,936

FEDERAL NATIONAL MORTGAGE
ASSOCIATION DISCOUNT NOTES
           200,000    1.30% due 1/15/03                                 199,906
           140,000    1.25% due 6/17/03                                 140,000

STUDENT LOAN MARKETING
ASSOCIATION DISCOUNT NOTES
$          300,000    1.82% due 2/07/03                          $      299,454
           500,000    1.237% due 2/20/03                                500,000

TOTAL U.S. GOVERNMENT SPONSORED                                       2,460,163
(Cost $2,460,163)

TOTAL INVESTMENTS-- 99.37%                                            2,985,331
(Cost $2,985,331)

Other assets less liabilities-- 0.63%                                    18,893

TOTAL NET ASSETS-- 100.00%                                       $    3,004,224

The identified cost of investments owned at December 31, 2002 was the same for financial statement and federal income tax purposes.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

DECEMBER 31, 2002

                                        Large Cap       Large Cap      Mid Cap
                                            Value       Growth         Equity

ASSETS:
   Investments, at cost               $ 2,956,338    $ 3,571,663    $ 3,205,789

   Investments, at value              $ 2,866,768    $ 3,150,786    $ 3,310,048
   Cash denominated in
     foreign currencies,
     at value (cost $55,529)                --              --             --
   Cash                                   253,463        192,955            426
   Dividends receivable                     4,412          4,617          4,067
   Interest receivable                      --              --                2
   Receivables for investments sold         --              --             --
   Receivables for fund shares sold         --              --               59
   Unrealized appreciation on forward
     currency contracts                     --              --             --
   Variation margin receivable              --              --             --
   Other receivables                        --              --             --
         Total assets                   3,124,643      3,348,358      3,314,602

LIABILITIES AND NET ASSETS:
   Cash overdraft                           --              --             --
   Management fees payable                  2,233          1,550          2,060
   Other fees payable                         317            963            333
   Options written                          --              --             --
   Unrealized depreciation
     on forward
     currency contracts                     --              --             --
   Payable for fund shares redeemed         --              --              612
   Payable for investments purchased        --              --           94,800
         Total liabilities                  2,550          2,513         97,805

NET ASSETS                            $ 3,122,093    $ 3,345,845    $ 3,216,797

NET ASSETS CONSIST OF:
   Capital (capital stock and
     paid-in capital)                 $ 3,634,023    $ 5,456,106    $ 3,249,221
   Accumulated undistributed
     net investment
     income (loss)                            212          3,781          1,327
   Accumulated net realized
     loss on sale of investments,
     foreign currency transactions,
     option contracts written
     and futures contracts               (422,572)    (1,693,165)      (138,010)
   Net unrealized appreciation
     (depreciation) in
     value of investments, forward
     foreign currency contracts,
     option contracts written,
     futures contracts and translation
     of assets and liabilities in
     foreign currency                     (89,570)      (420,877)       104,259

NET ASSETS APPLICABLE TO
   OUTSTANDING SHARES                 $ 3,122,093    $ 3,345,845    $ 3,216,797
Capital shares, $.001 par value:

   Authorized                         500,000,000    500,000,000    500,000,000

   Outstanding                            364,760        415,247        317,906

NET ASSET VALUE PER SHARE                 $  8.56        $  8.06        $ 10.12

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

DECEMBER 31, 2002

                                         Small Cap    Growth
                                          Equity    & Income     Balanced

ASSETS:
   Investments, at cost                $ 3,044,423   $ 5,784,477    $ 3,925,417

   Investments, at value               $ 2,868,279   $ 5,363,814    $ 3,212,154
   Cash denominated in
     foreign currencies,
     at value (cost $55,529)                 --            --             --
   Cash                                    105,760       197,272        252,520
   Dividends receivable                        224         7,222          3,999
   Interest receivable                       --            --            23,032
   Receivables for investments sold          --           58,870          --
   Receivables for fund shares sold          --            --             --
   Unrealized appreciation on forward
     currency contracts                      --            --             --
   Variation margin receivable               --            --             --
   Other receivables                           327         --               367
         Total assets                    2,974,590     5,627,178      3,492,072

LIABILITIES AND NET ASSETS:
   Cash overdraft                            --            --            --
   Management fees payable                   3,176         4,217         3,491
   Other fees payable                        --              315         --
   Options written                           --            --            --
   Unrealized depreciation
     on forward
     currency contracts                      --            --            --
   Payable for fund shares redeemed          --            --            --
   Payable for investments purchased        28,499       121,273         --
         Total liabilities                  31,675       125,805         3,491

NET ASSETS                             $ 2,942,915   $ 5,501,373   $ 3,488,581

NET ASSETS CONSIST OF:
   Capital (capital stock and
     paid-in capital)                  $ 4,657,679   $ 6,213,514   $ 4,277,865
   Accumulated undistributed
     net investment
     income (loss)                           --            --            3,716
   Accumulated net realized
     loss on sale of investments,
     foreign currency transactions,
     option contracts written
     and futures contracts              (1,538,620)     (291,478)       (79,737)
   Net unrealized appreciation
     (depreciation) in
     value of investments, forward
     foreign currency contracts,
     option contracts written,
     futures contracts and translation
     of assets and liabilities in
     foreign currency                     (176,144)     (420,663)      (713,263)

NET ASSETS APPLICABLE TO
   OUTSTANDING SHARES                  $ 2,942,915   $ 5,501,373    $ 3,488,581
Capital shares, $.001 par value:

   Authorized                          500,000,000   500,000,000    500,000,000

   Outstanding                             459,851       542,580        443,071

NET ASSET VALUE PER SHARE                $    6.40   $     10.14    $      7.87

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

DECEMBER 31, 2002

                                     Intermediate    Global       Money
                                     Fixed Income    Fixed IncomeMarket

ASSETS:
   Investments, at cost                            $     5,981,040   $     6,548,563    $      2,985,331

   Investments, at value                           $     6,156,796   $     7,168,767    $      2,985,331
   Cash denominated in
     foreign currencies,
     at value (cost $55,529)                                    --            56,085                  --
   Cash                                           --                 2,960              688
   Dividends receivable                                        210                --                  --
   Interest receivable                                      49,079           107,133              20,732
   Receivables for investments sold                        118,093             1,316                  --
   Receivables for fund shares sold                6                --                  43
   Unrealized appreciation on forward
     currency contracts                                         --             2,025                  --
   Variation margin receivable                                 156                --                  --
   Other receivables                                            --            10,176                  66
         Total assets                                    6,324,340         7,348,462           3,006,860

LIABILITIES AND NET ASSETS:
   Cash overdraft                                              657                --                  --
   Management fees payable                                   2,630             4,131                 941
   Other fees payable                                        1,555             1,358                 235
   Options written                                           1,737             1,361                  --
   Unrealized depreciation
     on forward
     currency contracts                                         --           140,429                  --
   Payable for fund shares redeemed                          3,180               336               1,460
   Payable for investments purchased               791,730           208,263           --
         Total liabilities                                 801,489           355,878               2,636

NET ASSETS                                         $     5,522,851   $     6,992,584    $      3,004,224

NET ASSETS CONSIST OF:
   Capital (capital stock and
     paid-in capital)                              $     5,416,177   $     6,780,725    $      3,004,224
   Accumulated undistributed
     net investment
     income (loss)                                          10,287          (65,460)                  --
   Accumulated net realized
     loss on sale of investments,
     foreign currency transactions,
     option contracts written
     and futures contracts                                 77,299)         (211,518)                  --
   Net unrealized appreciation
     (depreciation) in
     value of investments, forward
     foreign currency contracts,
     option contracts written,
     futures contracts and translation
     of assets and liabilities in
     foreign currency                                      173,686           488,837                  --

NET ASSETS APPLICABLE TO
   OUTSTANDING SHARES                              $     5,522,851   $     6,992,584    $      3,004,224
Capital shares, $.001 par value:

   Authorized                                          500,000,000       500,000,000         500,000,000

   Outstanding                                             537,794           735,282           3,004,235

NET ASSET VALUE PER SHARE                          $         10.27   $          9.51    $           1.00

See accompanying Notes to Financial Statements.

Statements of Operations

FOR THE YEAR ENDED DECEMBER 31, 2002

                                        Large Cap    Large Cap  Mid Cap
                                            Value    Growth      Equity

INVESTMENT INCOME:
   Income:
     Dividends                                     $        65,103   $        38,273    $         40,306
     Interest                                                  607               614                 809
     Foreign tax withheld                                  (1,066)             (213)                (31)
                                                            64,644            38,674              41,084

EXPENSES (NOTE 3):
     Management fees                                        27,806            31,016              28,363
     Custody and accounting fees                             4,025             4,487              13,762
     Pricing fees                                               --                --                  --
     Professional fees                                      17,224            17,224              17,224
     Directors' fees                                         4,639             4,639               4,639
     Contractholder reports                                    942               942                 942
     Other expenses                                          2,498             2,498               1,554

     Total expenses before
         reimbursement                                      57,134            60,806              66,484
       Less: expense reimbursement                        (25,852)          (25,913)            (34,655)

       Net expenses                                         31,282            34,893              31,829

       Net investment income (loss)                         33,362             3,781               9,255

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
OPTIONS WRITTEN AND FOREIGN
CURRENCY TRANSACTIONS:
     Realized gain (loss) from:
     Investment transactions                                85,824         (708,413)           (109,128)
       Foreign currency transactions                            --                --                  --
       Option contracts written                                 --                --                  --
       Futures contracts                                        --                --                  --

         Net realized gain (loss)
           from investments, options
           written, futures contracts
           and foreign currency
           transactions                                     85,824         (708,413)           (109,128)

     Change in net unrealized
       appreciation (depreciation) from:
     Investments                                         (531,372)         (620,552)           (408,492)
       Option contracts written                                 --                --                  --
       Futures contracts                                        --                --                  --
       Translation of assets and
         liabilities in foreign
         currencies                                             --                --                  --
       Net unrealized appreciaton
         (depreciation)                                  (531,372)         (620,552)           (408,492)

         Net gain (loss) on
           investments, options
           written, futures contracts
           and foreign currency
           transactions                                  (445,548)       (1,328,965)           (517,620)

         Increase (decrease) in
           net assets resulting
           from operations                         $     (412,186)   $   (1,325,184)    $      (508,365)

See accompanying Notes to Financial Statements.

Statements of Operations

FOR THE YEAR ENDED DECEMBER 31, 2002

                                        Small Cap    Growth
                                           Equity    & IncomeBalanced

INVESTMENT INCOME:
   Income:
     Dividends                                     $         4,829   $        91,780    $         35,100
     Interest                                                  269               745              85,021
     Foreign tax withheld                                      (6)                --               (160)
                                                             5,092            92,525             119,961
EXPENSES (NOTE 3):
     Management fees                                        31,703            46,861              28,857
     Custody and accounting fees                             3,863             6,783               4,178
     Pricing fees                                               --                --               3,957
     Professional fees                                      17,224            17,224              17,224
     Directors' fees                                         4,639             4,639               4,639
     Contractholder reports                                    942               942                 942
     Other expenses                                          2,498             2,931               2,337

       Total expenses before
         reimbursement                                      60,869            79,380              62,134
       Less: expense reimbursement                        (25,823)          (26,661)            (29,670)

       Net expenses                                         35,046            52,719              32,464

       Net investment income (loss)                       (29,954)            39,806              87,497

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
OPTIONS WRITTEN AND FOREIGN
CURRENCY TRANSACTIONS:
     Realized gain (loss) from:
     Investment transactions                             (336,118)         (262,235)            (41,174)
       Foreign currency transactions                            --                --                  --
       Option contracts written                                 --                --                  --
       Futures contracts                                        --                --                  --

         Net realized gain (loss)
           from investments, options
           written, futures contracts
           and foreign currency
           transactions                                  (336,118)         (262,235)            (41,174)

     Change in net unrealized
       appreciation (depreciation) from:
     Investments                                         (613,616)       (1,003,800)           (600,510)
       Option contracts written                                 --                --                  --
       Futures contracts                                        --                --                  --
       Translation of assets and
         liabilities in foreign
         currencies                                             --                --                  --
       Net unrealized appreciaton
         (depreciation)                                  (613,616)       (1,003,800)           (600,510)

         Net gain (loss) on
           investments, options
           written, futures contracts
           and foreign currency
           transactions                                  (949,734)       (1,266,035)           (642,063)

         Increase (decrease) in
           net assets resulting
           from operations                         $     (979,688)   $   (1,226,229)    $      (554,187)

See accompanying Notes to Financial Statements.

Statements of Operations

FOR THE YEAR ENDED DECEMBER 31, 2002

                                     Intermediate    Global       Money
                                     Fixed Income    Fixed IncomeMarket

INVESTMENT INCOME:
   Income:
     Dividends                                     $           840   $         2,811    $             --
     Interest                                              269,216           298,637              52,148
     Foreign tax withheld                                       --             (683)                  --
                                                           270,056           300,765              52,148
EXPENSES (NOTE 3):
     Management fees                                        32,096            50,518              11,442
     Custody and accounting fees                            25,024            35,749               5,796
     Pricing fees                                           15,920            14,767                  --
     Professional fees                                      17,224            17,224              17,224
     Directors' fees                                         4,639             4,639               4,639
     Contractholder reports                                    942               942                 942
     Other expenses                                          2,573             2,011               1,311

       Total expenses before
         reimbursement                                      98,418           125,850              41,354
       Less: expense reimbursement                        (55,745)          (58,627)            (27,052)

       Net expenses                                         42,673            67,223              14,302

       Net investment income (loss)                        227,383           233,542              37,846

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
OPTIONS WRITTEN AND FOREIGN
CURRENCY TRANSACTIONS:
     Realized gain (loss) from:
     Investment transactions                                71,535         (372,443)                  75
       Foreign currency transactions                            --          (33,336)                  --
       Option contracts written                              (238)             4,874                  --
       Futures contracts                                  (35,766)            38,115                  --

         Net realized gain (loss)
           from investments, options
           written, futures contracts
           and foreign currency
           transactions                                     35,531         (362,790)                  75

     Change in net unrealized
       appreciation (depreciation) from:
     Investments                                           138,801           750,951                  --
       Option contracts written                                906             7,862                  --
       Futures contracts                                   (8,079)           (4,602)                  --
       Translation of assets and
         liabilities in foreign
         currencies                                             --         (182,230)                  --
       Net unrealized appreciaton
         (depreciation)                                    131,628           571,981                  --

         Net gain (loss) on
           investments, options
           written, futures contracts
           and foreign currency
           transactions                                    167,159           209,191                  75

         Increase (decrease) in
           net assets resulting
           from operations                         $       394,542   $       442,733    $         37,921

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

For the Years Ended December 31,

                                                                              Large Cap Value
                                                                         2002              2001
OPERATIONS:
    Net investment income (loss)                                  $           33,362  $        42,223
    Net realized gain (loss) from
      investments, options written,
      futures contracts and foreign
      currency transactions                                                   85,824           54,488
    Net unrealized appreciation
      (depreciation) on investments,
      options written, futures contracts
      and translation of assets and
      liabilities in foreign currencies                                    (531,372)        (147,297)
        Net decrease in net assets
          resulting from operations                                        (412,186)         (50,586)

DISTRIBUTIONS TO CONTRACTHOLDERS:
    Net investment income                                                   (33,200)         (42,173)
    Net realized gain from
      investment transactions                                                     --               --
    Tax return of capital                                                         --               --
    In excess of realized capital gains                                           --               --
        Total distributions to contractholders                              (33,200)         (42,173)

CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                              101,483          152,046
    Reinvested distributions                                                  33,200           42,173
                                                                             134,683          194,219

    Shares repurchased                                                     (141,435)         (37,071)
        Net increase (decrease) from
          capital share transactions                                         (6,752)          157,148
          Net increase (decrease) in net assets                            (452,138)           64,389

NET ASSETS:
    Beginning of year                                                      3,574,231        3,509,842
    End of year                                                   $        3,122,093  $     3,574,231
    Undistributed net investment
      income (loss) at end of year                                $              212  $            50
    Fund share transactions:
      Shares sold                                                             10,293           15,845
      Reinvested distributions                                                 3,901            4,397
                                                                              14,194           20,242
      Shares repurchased                                                    (14,622)          (3,740)
        Net increase (decrease) in fund shares                                 (428)           16,502

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

For the Years Ended December 31,

                                                                            Large Cap Growth
                                                                         2002              2001
OPERATIONS:
    Net investment income (loss)                                  $            3,781  $       (3,836)
    Net realized gain (loss) from
      investments, options written,
      futures contracts
      and foreign currency transactions                                    (708,413)        (966,558)
    Net unrealized appreciation
      (depreciation) on investments,
      options written, futures contracts
      and translation of assets and
      liabilities in foreign currencies                                    (620,552)        (497,113)
        Net decrease in net assets
          resulting from operations                                      (1,325,184)      (1,467,507)

DISTRIBUTIONS TO CONTRACTHOLDERS:
    Net investment income                                                         --               --
    Net realized gain from
      investment transactions                                                     --               --
    Tax return of capital                                                         --               --
    In excess of realized capital gains                                           --               --
        Total distributions to contractholders                                    --               --

CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                              331,577          473,676
    Reinvested distributions                                                      --               --
                                                                             331,577          473,676

    Shares repurchased                                                     (261,133)        (258,593)
        Net increase (decrease) from
          capital share transactions                                          70,444          215,083
          Net increase (decrease) in net assets                          (1,254,740)      (1,252,424)

NET ASSETS:
    Beginning of year                                                      4,600,585        5,853,009
    End of year                                                   $        3,345,845  $     4,600,585
    Undistributed net investment
      income (loss) at end of year                                $            3,781  $            --
    Fund share transactions:
      Shares sold                                                             34,496           37,758
      Reinvested distributions                                                    --               --
                                                                              34,496           37,758
      Shares repurchased                                                    (27,289)         (21,458)
        Net increase (decrease) in fund shares                                 7,207           16,300

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

For the Years Ended December 31,
                                                                             Mid Cap Equity
                                                                         2002              2001

OPERATIONS:
    Net investment income (loss)                                  $            9,255  $         8,686
    Net realized gain (loss) from
      investments, options written,
      futures contracts
      and foreign currency transactions                                    (109,128)          106,026
    Net unrealized appreciation
      (depreciation) on investments,
      options written, futures contracts
      and translation of assets and
      liabilities in foreign currencies                                    (408,492)        (202,363)
        Net decrease in net assets
          resulting from operations                                        (508,365)         (87,651)

DISTRIBUTIONS TO CONTRACTHOLDERS:
    Net investment income                                                    (7,928)          (8,632)
    Net realized gain from
      investment transactions                                                     --         (84,978)
    Tax return of capital                                                         --          (4,112)
    In excess of realized capital gains                                           --               --
        Total distributions to contractholders                               (7,928)         (97,722)

CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                              183,592          313,343
    Reinvested distributions                                                   7,928           97,722
                                                                             191,520          411,065

    Shares repurchased                                                     (177,693)         (94,434)
        Net increase (decrease) from
          capital share transactions                                          13,827          316,631
          Net increase (decrease) in net assets                            (502,466)          131,258

NET ASSETS:
    Beginning of year                                                      3,719,263        3,588,005
    End of year                                                   $        3,216,797  $     3,719,263
    Undistributed net investment
      income (loss) at end of year                                $            1,327  $            --
    Fund share transactions:
      Shares sold                                                             15,952           27,353
      Reinvested distributions                                                   787            8,557
                                                                              16,739           35,910
      Shares repurchased                                                    (15,942)          (8,374)
        Net increase (decrease) in fund shares                                   797           27,536

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

For the Years Ended December 31,
                                                                            Small Cap Equity
                                                                         2002              2001

OPERATIONS:
    Net investment income (loss)                                  $         (29,954)  $      (23,189)
    Net realized gain (loss) from
      investments, options written,
      futures contracts
      and foreign currency transactions                                    (336,118)      (1,115,723)
    Net unrealized appreciation
      (depreciation) on investments,
      options written, futures contracts
      and translation of assets and
      liabilities in foreign currencies                                    (613,616)          740,185
        Net decrease in net assets
          resulting from operations                                        (979,688)        (398,727)

DISTRIBUTIONS TO CONTRACTHOLDERS:
    Net investment income                                                         --               --
    Net realized gain from
      investment transactions                                                     --               --
    Tax return of capital                                                         --               --
    In excess of realized capital gains                                           --          (9,404)
        Total distributions to contractholders                                    --          (9,404)

CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                              180,232          428,852
    Reinvested distributions                                                      --            9,404
                                                                             180,232          438,256

    Shares repurchased                                                     (194,162)        (178,155)
        Net increase (decrease) from
          capital share transactions                                        (13,930)          260,101
          Net increase (decrease) in net assets                            (993,618)        (148,030)

NET ASSETS:
    Beginning of year                                                      3,936,533        4,084,563
    End of year                                                   $        2,942,915  $     3,936,533
    Undistributed net investment
      income (loss) at end of year                                $               --  $            --
    Fund share transactions:
      Shares sold                                                             24,828           51,228
      Reinvested distributions                                                    --            1,143
                                                                              24,828           52,371
      Shares repurchased                                                    (27,737)         (22,066)
        Net increase (decrease) in fund shares                               (2,909)           30,305

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

For the Years Ended December 31,
                                                                           Growth & Income
                                                                         2002              2001

OPERATIONS:
    Net investment income                                         $           39,806  $        41,697
    Net realized gain (loss) from
      investments, options written,
      futures contracts
      and foreign currency transactions                                    (262,235)          309,437
    Net unrealized appreciation
      (depreciation) on investments,
      options written, futures contracts
      and translation of assets and
      liabilities in foreign currencies                                  (1,003,800)        (717,459)
        Net increase (decrease) in net assets
          resulting from operations                                      (1,226,229)        (366,325)

DISTRIBUTIONS TO CONTRACTHOLDERS:
    Net investment income                                                   (39,859)         (31,939)
    Net realized gain from
      investment transactions                                                     --        (268,015)
    Tax return of capital                                                         --           12,732
    In excess of realized capital gains                                           --           34,995
        Total distributions to contractholders                              (39,859)        (347,681)

CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                            1,049,373        1,047,170
    Reinvested distributions                                                  39,859          347,681
                                                                           1,089,232        1,394,851

    Shares repurchased                                                     (403,361)        (222,564)
        Net increase from
          capital share transactions                                         685,871        1,172,287
          Net increase (decrease) in net assets                            (580,217)          458,281

NET ASSETS:
    Beginning of year                                                      6,081,590        5,623,309
    End of year                                                   $        5,501,373  $     6,081,590
    Undistributed net investment
      income (loss) at end of year                                $               --  $            --
    Fund share transactions:
      Shares sold                                                             89,260           80,354
      Reinvested distributions                                                 3,939           28,267
                                                                              93,199          108,621
      Shares repurchased                                                    (37,155)         (17,898)
        Net increase in fund shares                                           56,044           90,723

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

For the Years Ended December 31,
                                                                                Balanced
                                                                         2002              2001
OPERATIONS:
    Net investment income                                         $           87,497  $       110,757
    Net realized gain (loss) from
      investments, options written,
      futures contracts
      and foreign currency transactions                                     (41,174)         (27,074)
    Net unrealized appreciation
      (depreciation) on investments,
      options written, futures contracts
      and translation of assets and
      liabilities in foreign currencies                                    (600,510)           36,063
        Net increase (decrease) in net assets
          resulting from operations                                        (554,187)          119,746

DISTRIBUTIONS TO CONTRACTHOLDERS:
    Net investment income                                                   (93,567)        (110,474)
    Net realized gain from
      investment transactions                                                     --               --
    Tax return of capital                                                         --               --
    In excess of realized capital gains                                           --               --
        Total distributions to contractholders                              (93,567)        (110,474)

CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                              519,421          341,363
    Reinvested distributions                                                  93,567          110,475
                                                                             612,988          451,838

    Shares repurchased                                                     (173,699)         (77,363)
        Net increase from
          capital share transactions                                         439,289          374,475
          Net increase (decrease) in net assets                            (208,465)          383,747

NET ASSETS:
    Beginning of year                                                      3,697,046        3,313,299
    End of year                                                   $        3,488,581  $     3,697,046
    Undistributed net investment
      income (loss) at end of year                                $            3,716  $           406
    Fund share transactions:
      Shares sold                                                             57,598           36,245
      Reinvested distributions                                                12,011           11,879
                                                                              69,609           48,124
      Shares repurchased                                                    (22,035)          (8,589)
        Net increase in fund shares                                           47,574           39,535

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

For the Years Ended December 31,
                                                                         Intermediate Fixed Income
                                                                         2002              2001

OPERATIONS:
    Net investment income                                         $          227,383  $       207,274
    Net realized gain (loss) from
      investments, options written,
      futures contracts
      and foreign currency transactions                                       35,531           40,757
    Net unrealized appreciation
      (depreciation) on investments,
      options written, futures contracts
      and translation of assets and
      liabilities in foreign currencies                                      131,628         (11,752)
        Net increase (decrease) in net assets
          resulting from operations                                          394,542          236,279

DISTRIBUTIONS TO CONTRACTHOLDERS:
    Net investment income                                                  (242,809)        (204,728)
    Net realized gain from
      investment transactions                                                     --               --
    Tax return of capital                                                         --               --
    In excess of realized capital gains                                           --               --
        Total distributions to contractholders                             (242,809)        (204,728)

CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                              954,512        1,898,820
    Reinvested distributions                                                 242,809          204,729
                                                                           1,196,332        2,103,549

    Shares repurchased                                                     (689,809)        (473,964)
        Net increase from
          capital share transactions                                         507,512        1,629,585
          Net increase (decrease) in net assets                              659,245        1,661,136

NET ASSETS:
    Beginning of year                                                      4,863,606        3,202,470
    End of year                                                   $        5,522,851  $     4,863,606
    Undistributed net investment
      income (loss) at end of year                                $           10,287  $         9,338
    Fund share transactions:
      Shares sold                                                             93,982          183,581
      Reinvested distributions                                                23,781           20,535
                                                                             117,763          204,116
      Shares repurchased                                                    (66,534)         (46,306)
        Net increase in fund shares                                           51,229          157,810

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

For the Years Ended December 31,
                                                                           Global Fixed Income
                                                                         2002              2001

OPERATIONS:
    Net investment income                                         $          233,542  $       250,380
    Net realized gain (loss) from
      investments, options written,
      futures contracts
      and foreign currency transactions                                    (362,790)          148,994
    Net unrealized appreciation
      (depreciation) on investments,
      options written, futures contracts
      and translation of assets and
      liabilities in foreign currencies                                      571,981        (127,839)
        Net increase (decrease) in net assets
          resulting from operations                                          442,733          271,535

DISTRIBUTIONS TO CONTRACTHOLDERS:
    Net investment income                                                  (145,498)        (208,054)
    Net realized gain from
      investment transactions                                                     --               --
    Tax return of capital                                                         --               --
    In excess of realized capital gains                                           --               --
        Total distributions to contractholders                             (145,498)        (208,054)

CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                               54,013          235,619
    Reinvested distributions                                                 145,498          208,054
                                                                             199,511          443,673

    Shares repurchased                                                      (52,952)         (41,391)
        Net increase from
          capital share transactions                                         146,559          402,282
          Net increase (decrease) in net assets                              443,794          465,763

NET ASSETS:
    Beginning of year                                                      6,548,790        6,083,027
    End of year                                                   $        6,992,584  $     6,548,790
    Undistributed net investment
      income (loss) at end of year                                $         (65,460)  $       101,767
    Fund share transactions:
      Shares sold                                                              5,182           25,392
      Reinvested distributions                                                15,364           22,863
                                                                              20,546           48,255
      Shares repurchased                                                     (6,254)          (4,446)
        Net increase in fund shares                                           14,292           43,809

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

For the Years Ended December 31,

                                                                              Money Market
                                                                         2002              2001
OPERATIONS:
    Net investment income                                         $           37,846  $        74,524
    Net realized gain (loss) from
      investments, options written,
      futures contracts and foreign
      currency transactions                                                       75            2,011
    Net unrealized appreciation
      (depreciation) on investments,
      options written, futures
      contracts and translation
      of assets and liabilities
      in foreign currencies                                                       --               --
        Net increase (decrease) in net assets
          resulting from operations                                           37,921           76,535

DISTRIBUTIONS TO CONTRACTHOLDERS:
    Net investment income                                                   (37,846)         (74,524)
    Net realized gain from
      investment transactions                                                (2,062)               --
    Tax return of capital                                                         --               --
    In excess of realized capital gains                                           --               --
        Total distributions to contractholders                              (39,908)         (74,524)

CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                            5,179,466        4,923,556
    Reinvested distributions                                                  39,908           74,524
                                                                           5,219,374        4,998,080

    Shares repurchased                                                   (4,668,284)      (4,544,676)
        Net increase from
          capital share transactions                                         551,090          453,404
          Net increase (decrease)
           in net assets                                                     549,103          455,415

NET ASSETS:
    Beginning of year                                                      2,455,121        1,999,706
    End of year                                                   $        3,004,224  $     2,455,121
    Undistributed net investment
      income (loss) at end of year                                $               --  $            --
    Fund share transactions:
      Shares sold                                                          5,179,467        4,923,556
      Reinvested distributions                                                39,908           74,524
                                                                           5,219,375        4,998,080
      Shares repurchased                                                 (4,668,284)      (4,544,676)
        Net increase in fund shares                                          551,091          453,404

See accompanying Notes to Financial Statements.

Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES

Investors Mark Series Fund (the Fund) is registered under the Investment Company
Act of 1940 (as amended) as a diversified open-end management investment company of the series  type.  The Fund is  required  to  account  for the assets of each series separately and to allocate general liabilities of the Fund to each series based  upon  the net  asset  value  of  each  series.  Shares  of the  Fund  are distributed to a variable  annuity  separate account of Business Men's Assurance
Company  of  America.  The  following  is a summary  of  significant  accounting policies  consistently  followed by the Fund in the preparation of its financial statements:

A.  INVESTMENT  VALUATION --  Securities  traded on U.S.  or foreign  securities exchanges or included in a national  market system are valued at the last quoted sales price; securities for which there were no sales reported are valued at the mean between the bid and ask prices;  exchange  listed options are valued at the last sales price; bonds and other securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board of Directors.  Securities  with maturities of 60 days or less when acquired or subsequently within 60 days of maturity are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at  various  times  prior to the close of the New York Stock  Exchange.  The values of foreign  securities  are  determined  as of the close of such  foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted  in  foreign  currency  are  valued in U.S.  dollars  on the basis of the foreign currency exchange rates prevailing at the close of business.  Investment in foreign  securities  may involve  risks not present in domestic  investments.
Since foreign  securities may be  denominated in a foreign  currency and involve settlement and pay interest or dividends in foreign  currencies,  changes in the relationship of these foreign  currencies to the U.S.  dollar can  significantly affect  the  value  of  the  investments  and  earnings  of  the  Fund.  Foreign
investments   may  also  subject  the  Fund  to  foreign   government   exchange
restrictions,  expropriation,  taxation or other  political,  social or economic developments,  all of which could  affect the market  and/or  credit risk of the investments.

Pursuant  to Rule  2a-7 of the  Investment  Company  Act of 1940  (as  amended), securities  in the Money Market  Portfolio are valued at amortized  cost,  which approximates market value.

B.  OPTIONS-- When a call or put  option  is  written,  an  amount  equal to the premium received is recorded as a liability.  The liability is  marked-to-market daily to reflect the current market value of the option written.  When a written option  expires,  a gain is  realized  in the amount of the  premium  originally received.  If a closing  purchase  contract is entered  into,  a gain or loss is realized  in the amount of the  original  premium  less the cost of the  closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying  security,  and the proceeds from such sale are increased by the premium originally  received.  If a written put option is exercised,  the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option.

Purchased  options are recorded as  investments  and  marked-to-market  daily to reflect the current market value of the option  contract.  If a purchased option expires,  a loss is  realized  in the  amount  of the cost of the  option.  If a closing  transaction is entered into, a gain or loss is realized,  to the extent that the proceeds from the sale are greater or less than the cost of the option.
If a put option is  exercised,  a gain or loss is realized  from the sale of the underlying  security by adjusting  the proceeds  from such sale by the amount of the premium  originally  paid.  If a call option is  exercised,  the cost of the security purchased upon exercise is increased by the premium originally paid.

C.  FOREIGN  CURRENCY  TRANSLATION -- All assets and  liabilities  expressed  in foreign  currencies  are converted into U.S.  dollars based on current  exchange rates  at the  end  of  the  period.  Purchases  and  sales  of  investments  in securities, dividend and interest income, and certain expenses are translated at the rates of exchange  prevailing on the respective dates of such  transactions.
The effects of changes in foreign  currency  exchange rates on  investments  are included  in net  realized  and  unrealized  (gain) loss on  investments  in the
Statements of Operations.

D. FORWARD FOREIGN  CURRENCY  CONTRACTS-- The Global Fixed Income  Portfolio may
enter into  forward  foreign  currency  contracts  as a way of managing  foreign exchange rate risk. The portfolio may enter into these contracts to fix the U.S.
dollar  value of a  security  that it has  agreed to buy or sell for the  period between  the date the  trade  was  entered  into  and the date the  security  is delivered  and paid  for.  These  contracts  may also be used to hedge  the U.S.
dollar value of securities owned which are denominated in foreign currencies.

Forward foreign  currency  contracts are valued each day at the close of the New
York Stock Exchange at the forward rate,  and are  marked-to-market  daily.  The change in market  value is  recorded  as an  unrealized  gain or loss.  When the contract is closed, a realized gain or loss equal to the difference  between the value of the contract at the time it was opened and closed is recorded.

The use of forward foreign currency contracts does not eliminate fluctuations in the  underlying  prices  of the  securities,  but it  does  establish  a rate of exchange that can be achieved in the future.  Although  forward foreign currency contracts  limit  the risk of loss due to a decline  in the value of the  hedged currency,  they also limit any potential gain that might result should the value of the currency  increase.  These contracts involve market risk in excess of the amount  reflected  in the  Statement  of  Assets  and  Liabilities.  The face or contract amount in U.S. dollars reflects the total exposure the portfolio has in that particular currency contract. In addition, there could be exposure to risks
(limited  to the  amount  of  unrealized  gains)  if the  counterparties  to the contracts are unable to meet the terms of their contracts.

E. FUTURES-- The  Intermediate  Fixed Income and Global Fixed Income  Portfolios
may utilize  futures  contracts  to a limited  extent,  with the  objectives  of maintaining  full exposure to the underlying stock markets,  enhancing  returns,
maintaining  liquidity,   minimizing  transaction  costs  and  hedging  possible
variations in foreign exchange rates.  The Intermediate  Fixed Income and Global
Fixed Income  Portfolios  may purchase or sell  financial  and foreign  currency futures contracts to immediately  position incoming cash in the market,  thereby simulating a fully invested position in the underlying index while maintaining a cash  balance for  liquidity.  Returns may be  enhanced  by  purchasing  futures contracts  instead of the underlying  securities when futures are believed to be priced more  attractively  than the  underlying  securities.  The primary  risks associated with the use of futures contracts are imperfect  correlation  between changes in market  values of stocks  contained  in the indices and the prices of futures contracts,  and the possibility of an illiquid market. Futures contracts are valued based on their quoted daily settlement  prices.  Upon entering into a futures  contract,  the  Intermediate  Fixed  Income  and  Global  Fixed  Income
Portfolios are required to deposit cash or liquid  securities,  representing the initial margin, equal to a certain percentage of the contract value.  Subsequent changes in the value of the  contract,  or  variation  margin,  are  recorded as unrealized  gains or losses.  The  variation  margin is paid or received in cash daily by the Intermediate Fixed Income and Global Fixed Income  Portfolios.  The
Intermediate  Fixed Income and Global Fixed Income Portfolios  realize a gain or loss when the contract is closed or expires.

F. REPURCHASE  AGREEMENTS-- The Fund may enter into  repurchase  agreements with member banks of the Federal Reserve or registered broker dealers whom the Fund's investment advisor deems  creditworthy  under guidelines  approved by the Fund's
Board of  Directors,  subject  to the  seller's  agreement  to  repurchase  such securities  at a mutually  agreed  upon date and  price.  The  repurchase  price generally  equals the price  paid by the Fund plus  interest  negotiated  on the basis of current short-term rates.

Securities  pledged as  collateral  for  repurchase  agreements  are held by the custodian  bank  until  the  respective  agreements  mature.  Provisions  of the repurchase agreements ensure that the market value of the collateral,  including accrued  interest  thereon,  is  sufficient  in  the  event  of  default  of the counterparty.  If the  counterparty  defaults  and the  value of the  collateral declines or if the counterparty enters an insolvency proceeding,  realization of the collateral by the Fund may be delayed or limited.

G.  EXPENSE  LIMITATIONS --  Investors  Mark  Advisor,  LLC  (the  Advisor)  has
voluntarily  agreed to pay certain  operating  expenses in an amount that limits the total  operating  expenses  of the  portfolios  to an annual rate of .50% of average daily net assets for the Money Market  Portfolio;  .80% of average daily net assets for the  Intermediate  Fixed  Income  Portfolio;  .90% of the average daily net assets for Large Cap Value, Large Cap Growth,  Mid Cap Equity,  Growth
& Income and Balanced Portfolios;  1.00% of average daily net assets for the
Global  Fixed  Income  Portfolio  and 1.05% of average  daily net assets for the
Small  Cap  Equity  Portfolio.  This  expense  limitation  may  be  modified  or terminated  at the  discretion  of the  Advisor  at any time  without  notice to contractholders.  The  Advisor  may be  reimbursed  by the  Portfolios  for such expenses at a later date. This may be done only if such  reimbursement  does not cause a Portfolio's expenses to exceed the expense cap percentage shown above.

At December 31, 2002, the total dollar amounts  available for  reimbursement  to the Advisor are as follows:

Portfolio
Large Cap Value                                                       $106,191
Large Cap Growth                                                       103,532
Mid Cap Equity                                                         175,424
Small Cap Equity                                                       119,545
Growth & Income                                                    111,075
Balanced                                                               119,439
Intermediate Fixed Income                                              207,036
Global Fixed Income                                                    226,805
Money Market                                                           128,183

H.  DISTRIBUTIONS  TO  CONTRACTHOLDERS -- Distributions to  contractholders  are recorded on the ex-dividend date. The character of distributions made during the year from net  investment  income or net  realized  gains may differ  from their ultimate characterization for federal income tax purposes. These differences are
primarily  due  to  differing   treatments  for  premium  amortization  on  debt
securities and  recharacterization  of foreign currency gains and losses. To the extent these differences are permanent,  adjustments are made to the appropriate equity accounts in the period that the differences arise.

I. FEDERAL INCOME TAXES-- The Fund complied with the  requirements of Subchapter
M of the Internal Revenue Code applicable to regulated  investment companies and therefore, no provision for federal or state tax is required.

J. SECURITY  TRANSACTIONS  AND  INVESTMENT  INCOME-- Security  transactions  are accounted for on the date the securities are purchased or sold.  Dividend income and  distributions  to  contractholders  are recorded on the  ex-dividend  date.
Realized  gains and losses from  investment  transactions  are determined on the identified cost basis. All discounts are accreted and premiums are amortized for financial reporting purposes.

K. USE OF ESTIMATES-- The preparation of financial statements in conformity with
accounting   principles   generally  accepted  in  the  United  States  requires
management to make estimates and assumptions that affect the amounts reported in the financial  statements and  accompanying  notes.  Actual results could differ from such estimates.

2. FEDERAL TAX MATTERS

The tax character of  distributions  paid during the fiscal years ended December
31,  2002 and  2001,  were  identical  to those  distributions  reported  in the
Statement of Changes in Net Assets, except as follows:

                                              2002
                                       CAPITAL      RETURN OF
PORTFOLIO                ORDINARY       GAIN         CAPITAL            TOTAL
Growth & Income     $    39,806   $       --   $         53    $    39,859

                                              2001
                                       CAPITAL      RETURN OF
PORTFOLIO                ORDINARY       GAIN         CAPITAL            TOTAL
Mid Cap Equity          $    24,985   $   68,625   $      4,112    $    97,722
Small Cap Equity              9,390           --             14          9,404
Growth & Income          41,697      293,252         12,732        347,681

On the Statements of Assets and Liabilities the following  adjustments were made for permanent tax adjustments:

                                  ACCUMULATED    UNDISTRIBUTED
                                 NET REALIZED    NET INVESTMENT    PAID IN
PORTFOLIO                         GAIN (LOSS)        INCOME        CAPITAL
Small Cap Equity             $             --        $ 29,954     $  (29,954)
Growth & Income                   (4,006)              53           3,953
Intermediate Fixed Income            (10,804)          10,804              --
Global Fixed Income                   335,829       (255,271)        (80,558)

As of December 31, 2002 the  components of accumulated  earnings  (deficit) on a tax basis  were  identical  to those  reported  in the  Statement  of Assets and
Liabilities, except as follows:

                                          LARGE CAP              MID CAP
                                            VALUE                EQUITY
Undistributed ordinary income          $            212     $          1,327
Undistributed long-term
     capital gains                                   --                    --
Accumulated earnings                   $            212     $          1,327
Accumulated capital and
     other losses*                             (421,116)            (110,823)
Unrealized appreciation
     (depreciation)**                           (91,026)              77,072
Total accumulated
     earnings (deficit)                $       (511,930)   $         (32,424)

                                          Small cap              Growth
                                           Equity             & Income
Undistributed ordinary income          $             --     $              --
Undistributed long-term
     capital gains                                   --                    --
Accumulated earnings                   $             --     $              --
Accumulated capital and
     other losses*                           (1,509,861)            (218,418)
Unrealized appreciation
     (depreciation)**                          (204,903)            (493,723)
Total accumulated
     earnings (deficit)                $     (1,714,764)   $        (712,141)

                                                              Intermediate
                                          Balanced            Fixed Income
Undistributed ordinary income          $          3,716     $         10,287
Undistributed long-term
     capital gains                                   --                    --
Accumulated earnings                   $          3,716     $         10,287
Accumulated capital and
     other losses*                              (69,029)             (69,952)
Unrealized appreciation
     (depreciation)**                          (724,350)             166,340
Total accumulated
     earnings (deficit)                $       (789,663)   $         106,675

                                                                    global
                                                                 fixed income
Undistributed ordinary income                              $              --
Undistributed long-term capital gains                                     --
Accumulated earnings                                       $              --
Accumulated capital and other losses*                               (388,404)
Unrealized appreciation (depreciation)**                             593,750
Total accumulated earnings (deficit)                       $         205,346

As  of  December  31,  2002,   the  following   Portfolios   have  capital  loss
carryforwards and deferred post-October losses to offset future realized capital gains are as follows:

                                capital loss                  deferred Post-
portfolio                       carryforwards      expires    October losses
Large Cap Value                $        323,653       2008   $             --
                                         97,463       2009
Large Cap Growth                        816,785       2009                 --
                                        876,380       2010
Mid Cap Equity                           79,927       2010             30,896
Small Cap Equity                      1,047,233       2009             42,890
                                        419,738       2010
Growth & Income                     169,860       2010             48,558
Balanced                                  3,236       2009                 --
                                         65,793       2010
Intermediate Fixed Income                70,291       2008                 --
                                            567       2010
Global Fixed Income                     164,645       2008            191,706
                                         20,419       2010

For the year ended  December  31,  2002 for  corporate  contract-  holders,  the following percentages of ordinary income distributions qualify for the corporate dividends received deduction:

PORTFOLIO                                                   PERCENTAGE
Large Cap Value                                                    100%
Large Cap Growth                                                   100%
Mid Cap Equity                                                     100%
Growth & Income                                                100%
Balanced                                                            35%

3. ADVISORY FEES

Advisory fees are paid to the Advisor  based on an annual  percentage of average daily net assets.  Listed  below are advisory  fees as a  percentage  of average daily net assets.

Portfolio                                               % of Net Assets
Large Cap Value                                                   0.80%
Large Cap Growth                                                  0.80%
Mid Cap Equity                                                    0.80%
Small Cap Equity                                                  0.95%
Growth & Income                                               0.80%
Balanced                                                          0.80%
Intermediate Fixed Income                                         0.60%
Global Fixed Income                                               0.75%
Money Market                                                     0.40%

4. INVESTMENT TRANSACTIONS

Investment  transactions  for the year ended  December  31,  2002,  (other  than short-term debt securities,  including repurchase agreements,  having maturities of one year or less) are as follows:

                                                                 Proceeds
portfolio                              purchases                from sales
Large Cap Value                   $        1,087,024         $       1,092,563
Large Cap Growth                           3,123,766                 3,109,137
Mid Cap Equity                             4,127,570                 4,131,646
Small Cap Equity                           4,203,003                 4,107,884
Growth & Income                        3,750,504                 2,946,520
Balanced                                     949,303                   631,255
Intermediate Fixed Income                 18,996,865                18,093,203
Global Fixed Income                       11,071,931                11,516,849

5. OPTIONS WRITTEN

The following options written were outstanding for the Intermediate Fixed Income
Portfolio as of December 31, 2002:

PUT OPTIONS WRITTEN
                                  Expiration     Exercise  Number of    Market
Issuer/Currency                      Date          Price   Contracts     Value

United States Treasury              Jan-03    $   97.140     1,000    $    --
United States Treasury              Jan-03        99.625       500        945
Russian Ruble                       Jan-03        79.438       350        431
Total put options outstanding
   (premiums received, $1,470)                                        $ 1,376

CALL OPTIONS WRITTEN

United States Treasury              Jan-03     $ 105.330     1,000    $    --
United States Treasury              Jan-03        96.625       500         39
Russian Ruble                       Jan-03        79.438       350        322
Total call options outstanding
    (premiums received, $1,173)                                       $   361

Transactions in options written for the Intermediate  Fixed Income Portfolio for the year ended December 31, 2002, were as follows:

                                                Number of               Premium
                                                Contracts               Amount

PUT OPTIONS WRITTEN
Balance at December 31, 2001             $          --         $             --
Opened                                           2,900                    2,290
Expired                                             --                       --
Closed                                          (1,050)                    (820)
Balance at December 31, 2002             $       1,850         $          1,470

CALL OPTIONS WRITTEN
Balance at December 31, 2001                        --         $             --
Opened                                           2,900                    1,567
Expired                                             --                       --
Closed                                          (1,050)                    (394)
Balance at December 31, 2002             $       1,850         $          1,173

The  following  options  written  were  outstanding  for the Global Fixed Income
Portfolio as of December 31, 2002:

PUT OPTIONS WRITTEN
                                  Expiration   Exercise    Number of   Market
Issuer/Currency                      Date        Price     Contracts    Value
Australian Dollar                    Mar-03      $ 0.563      1,250   $ 1,233
Canadian Dollar                      Jan-03        1.540      1,600       128
Total put options outstanding
    (premiums received, $1,885)                                       $ 1,361

Transactions  in options  written for the Global Fixed Income  Portfolio for the year ended December 31, 2002, were as follows:

                                            Number of                  Premium
                                            Contracts                  Amount
PUT OPTIONS WRITTEN
Balance at December 31, 2001               $ 9,500                     $ 11,526
Opened                                      18,900                       11,165
Expired                                     (9,500)                      (9,907)
Closed                                     (16,050)                     (10,899)
Balance at December 31, 2002                 2,850                     $  1,885

CALL OPTIONS WRITTEN
Balance at December 31, 2001                 9,740                     $  7,115
Opened                                       7,550                        9,556
Expired                                     (6,350)                      (3,396)
Closed                                     (10,940)                     (13,275)
Balance at December 31, 2002                   --                      $     --

6. FORWARD FOREIGN CURRENCY CONTRACTS

Following  is  a  summary  of  forward  foreign  currency  contracts  that  were outstanding at December 31, 2002 for the Global Fixed Income Portfolio:

CONTRACTS TO SELL CURRENCY:
                                                                                          Net Unrealized
                                            Foreign         Amount            U.S. $         Appreci-
                                           Currency          To Be             Value          -ation
                           Settlement        To Be        Received in          As of         (Depreci-
                              Date         Delivered        U.S. $           12/31/02         ation)

British Pound                  3/19/03         53,000  $         83,321  $        84,943 $        (1,622)
Canadian Dollar                3/19/03        330,000           210,918          209,245            1,673
Danish Krone                   3/19/03      1,960,000           265,187          276,165         (10,978)
Euro                           3/19/03      2,762,000         2,779,185        2,891,262        (112,077)
New Zealand Dollar             3/19/03        170,000            85,476           88,332          (2,856)
Singapore Dollar               3/19/03        145,000            82,504           83,684          (1,180)
Swedish Krona                  3/19/03      2,310,000           254,377          264,423         (10,046)
                                                       $      3,760,968  $     3,898,054 $      (137,086)

CONTRACTS TO BUY CURRENCY:
                                                                                          Net Unrealized
                                            Foreign         Amount            U.S. $         Appreci-
                                           Currency          To Be             Value          -ation
                           Settlement        To Be          Paid in            As of         (Depreci-
                              Date         Received         U.S. $           12/31/02         ation)

Canadian Dollar                3/19/03        250,000  $        160,199  $       158,529 $        (1,670)
Euro                           3/19/03         10,000            10,116           10,468              352
                                                       $        170,315  $       168,997 $        (1,318)

7. OPEN FUTURES CONTRACTS

Following is a summary of futures  contracts  that were  outstanding at December
31, 2002 for the Intermediate Fixed Income Portfolio:

                                     NUMBER      EXPIRA-                                     NET UN-
                                       OF         TION        CONTRACT         MARKET       REALIZED
                      POSITION      CONTRACTS     DATE         AMOUNT           VALUE         LOSS
United States
   5 Year Note
   Future               Short           1        3/19/03      $ 110,281       $ 113,250      $ 2,976

Financial Highlights

Large Cap Value

Condensed data for a share of capital stock
outstanding throughout each period.

                                               YEARS ENDED DECEMBER 31,
                                          2002          2001         2000         1999         1998
Net asset value,
   beginning of year                    $      9.79  $     10.07  $      9.40   $     9.88   $      9.69

   Income from investment
     operations:
     Net investment income                      .09         0.12         0.15         0.22          0.13
     Net gains (losses)
       on securities
       (both realized and
       unrealized)                            (1.23)       (0.28)        0.67        (0.15)         0.35
Total income (loss) from
   investment operations                      (1.14)       (0.16)        0.82         0.07          0.48

   Less distributions:
     Dividends from net
       investment income                      (0.09)       (0.12)       (0.15)       (0.22)        (0.14)
     Distributions from realized
       capital gains                              --           --           --       (0.33)        (0.15)
     Tax return of capital                        --           --        --(a)           --            --
   Total distributions                        (0.09)       (0.12)       (0.15)       (0.55)        (0.29)

Net asset value,
   end of year                          $      8.56  $      9.79  $     10.07   $     9.40   $      9.88

Total return                                 (11.62%)      (1.59%)       8.79%        0.79%         5.03%

Ratios/Supplemental Data
Net assets, end of year
   (in thousands)                       $     3,122  $     3,574  $     3,510   $    3,193   $     3,226
Ratio of expenses to
   average net assets                          0.90%        0.90%        0.90%        0.90%         0.90%
Ratio of net investment
   income to average
   net assets                                  0.96%        1.21%        1.61%        2.00%         1.44%
Ratio of expenses to
   average net assets
   before voluntary
   expense reimbursement                       1.64%        1.40%        1.45%        1.49%         1.55%
Ratio of net investment
   income to average net
   assets before voluntary
   expense reimbursement                       0.22%        0.71%        1.06%        1.41%         0.79%
Portfolio turnover rate                          33%          19%          26%          23%           18%

(a)Less than $.01 per share

See accompanying Notes to Financial Statements.

Financial Highlights

Large Cap Growth

Condensed data for a share of capital stock
outstanding throughout each period.

                                               YEARS ENDED DECEMBER 31,
                                          2002          2001         2000         1999         1998
Net asset value,
   beginning of year                    $     11.27  $     14.94  $     18.03   $    13.31   $     10.71

   Income from investment
     operations:
     Net investment
       income (loss)                           0.01        (0.01)       (0.07)        (0.03)           --
     Net gains (losses)
       on securities
       (both realized and
       unrealized)                            (3.22)       (3.66)       (2.15)         4.75          2.61

Total income (loss) from
   investment operations                      (3.21)       (3.67)       (2.22)         4.72          2.61
   Less distributions:
     Dividends from net
     investment income                           --           --           --           --         (0.01)
     Distributions from realized
       capital gains                             --           --        (0.79)          --            --
     Tax return of capital                       --           --        (0.08)          --            --
   Total distributions                           --           --        (0.87)          --         (0.01)

Net asset value,
   end of year                          $      8.06  $     11.27  $     14.94   $    18.03   $     13.31

Total return                                 (28.48%)     (24.56%)     (12.03%)      35.46%        24.35%
Ratios/Supplemental Data
Net assets, end of year
   (in thousands)                       $     3,346  $     4,601  $     5,853   $    4,608   $     2,993
Ratio of expenses to
   average net assets                          0.90%        0.90%        0.90%        0.90%         0.90%
Ratio of net investment
   income (loss)
   to average net assets                       0.10%       (0.07%)      (0.44%)      (0.23%)       (0.02%)
Ratio of expenses to
   average net assets before
   voluntary expense
   reimbursement                               1.57%        1.23%        1.15%        1.49%         1.66%
Ratio of net investment
   loss to average net assets
   before voluntary expense
   reimbursement                              (0.57%)      (0.40%)      (0.69%)      (0.82%)       (0.78%)
Portfolio turnover rate                          83%          54%          78%          72%           49%

See accompanying Notes to Financial Statements.

Financial Highlights

Mid Cap Equity

Condensed data for a share of capital stock
outstanding throughout each period.

                                               YEARS ENDED DECEMBER 31,
                                          2002          2001         2000         1999         1998

Net asset value,
   beginning of year                    $     11.73  $     12.39  $     11.30   $    11.11   $     10.49

   Income from investment
     operations:
     Net investment income                     0.03         0.03         0.02         0.04          0.04
     Net gains (losses)
       on securities
       (both realized and
       unrealized)                            (1.61)       (0.37)        2.91         0.21          0.69
Total income (loss) from
   investment operations                      (1.58)       (0.34)        2.93         0.25          0.73

   Less distributions:
     Dividends from net
       investment income                      (0.03)       (0.03)       (0.02)       (0.03)        (0.03)
     Distributions from realized
       capital gains                             --        (0.28)       (1.48)       (0.03)        (0.08)
     Tax return of capital                       --        (0.01)       (0.22)          --            --
     In excess of realized
       capital gains                             --           --        (0.12)          --            --
   Total distributions                        (0.03)       (0.32)       (1.84)       (0.06)        (0.11)

Net asset value,
   end of year                          $     10.12  $     11.73  $     12.39   $    11.30   $     11.11

Total return                                 (13.51%)      (2.70%)      26.92%        2.26%         7.03%

Ratios/Supplemental Data
Net assets, end of year
   (in thousands)                       $     3,217  $     3,719  $     3,588   $    2,762   $     2,468
Ratio of expenses to
   average net assets                          0.90%        0.90%        0.90%        0.90%         0.90%
Ratio of net investment
   income to average
   net assets                                  0.26%        0.25%        0.18%        0.38%         0.38%
Ratio of expenses to
   average net assets before
   voluntary expense
   reimbursement                               1.88%        1.83%        1.91%        2.33%         2.38%
Ratio of net investment
   loss to average net assets
   before voluntary expense
   reimbursement                              (0.72%)      (0.68%)      (0.83%)      (1.05%)       (1.10%)
Portfolio turnover rate                         119%         151%         120%          97%          166%

See accompanying Notes to Financial Statements.

Financial Highlights

Small Cap Equity
Condensed data for a share of capital stock
outstanding throughout each period.

                                               YEARS ENDED DECEMBER 31,
                                          2002          2001         2000         1999         1998
Net asset value,
   beginning of year                    $      8.51  $      9.45  $     13.20   $     8.14   $      9.72

   Income from investment
     operations:
     Net investment loss                      (0.07)       (0.05)       (0.05)       (0.05)        (0.05)
     Net gains (losses)
       on securities
       (both realized and
       unrealized)                            (2.04)       (0.87)       (0.65)         5.11        (1.53)
Total income (loss) from
   investment operations                      (2.11)       (0.92)       (0.70)         5.06        (1.58)

   Less distributions:
     Dividends from net
       investment income                         --           --           --           --            --
     Distributions from realized
       capital gains                             --           --        (3.05)          --            --
     In excess of realized
       capital gains                             --        (0.02)          --           --            --
   Total distributions                           --        (0.02)       (3.05)          --            --

Net asset value,
   end of year                          $      6.40  $      8.51  $      9.45   $    13.20   $      8.14

Total return                                 (24.79%)      (9.72%)      (2.69%)       62.16%      (16.22%)

Ratios/Supplemental Data
Net assets, end of year
   (in thousands)                       $     2,943  $     3,937  $     4,085   $    3,192   $     1,786
Ratio of expenses to
   average net assets                          1.05%        1.05%        1.05%        1.05%         1.05%
Ratio of net investment
   income (loss) to
   average net assets                         (0.90%)      (0.61%)      (0.51%)      (0.61%)       (0.52%)
Ratio of expenses to
   average net assets before
   voluntary expense
   reimbursement                               1.82%        1.50%        1.45%        2.53%         2.29%
Ratio of net investment
   loss to average net
   assets before voluntary
     expense reimbursement                    (1.67%)      (1.06%)      (0.91%)      (2.09%)       (1.76%)
Portfolio turnover rate                         129%         147%         140%         123%          132%

See accompanying Notes to Financial Statements.

Financial Highlights

Growth & Income

Condensed data for a share of capital stock
outstanding throughout each period.

                                               YEARS ENDED DECEMBER 31,
                                          2002          2001         2000         1999         1998
Net asset value,
     beginning of year                  $     12.50  $     14.21  $     12.67   $    11.53   $     10.41

   Income from investment
     operations:
     Net investment income                     0.07         0.09         0.14         0.11          0.13
     Net gains (losses)
       on securities
       (both realized and
       unrealized)                            (2.36)       (1.04)        1.84         1.80          1.12
Total income (loss) from
   investment operations                      (2.29)       (0.95)        1.98         1.91          1.25
   Less distributions:
     Dividends from net
       investment income                      (0.07)       (0.07)       (0.14)       (0.11)        (0.13)
     Distributions from realized
       capital gains                              --       (0.59)       (0.02)       (0.66)            --
     Tax return of capital                        --       (0.03)       (0.17)           --            --
     In excess of realized
       capital gains                              --       (0.07)       (0.11)           --            --
   Total distributions                        (0.07)       (0.76)       (0.44)       (0.77)        (0.13)

Net asset value,
   end of year                          $     10.14  $     12.50  $     14.21   $    12.67   $     11.53

Total return                                 (18.29%)      (6.58%)      15.79%       16.65%        12.03%

Ratios/Supplemental Data
Net assets, end of year
   (in thousands)                       $     5,501  $     6,082  $     5,623   $    3,634   $     2,765
Ratio of expenses to
   average net assets                          0.90%        0.90%        0.90%        0.90%         0.90%
Ratio of net investment
   income to average
   net assets                                  0.68%        0.74%        1.21%        0.92%         1.23%
Ratio of expenses to
   average net assets
   before voluntary
   expense reimbursement                       1.36%        1.18%        1.28%        1.67%         1.75%
Ratio of net investment
   income to average
   net assets before voluntary
     expense reimbursement                     0.22%        0.46%        0.83%        0.15%         0.38%
Portfolio turnover rate                          51%          66%          43%          66%           76%

See accompanying Notes to Financial Statements.

Financial Highlights

Balanced

Condensed data for a share of capital stock
outstanding throughout each period.

                                               YEARS ENDED DECEMBER 31,
                                          2002         2001(a)       2000         1999         1998

Net asset value,
   beginning of year                    $      9.35  $      9.31  $      9.08   $     8.88   $      9.96

   Income from investment
     operations:
     Net investment income                     0.22         0.29         0.33         0.45          0.47
     Net gains (losses)
       on securities
       (both realized and
       unrealized)                            (1.48)         0.04         0.41         0.28        (1.08)
Total income (loss) from
   investment operations                      (1.26)         0.33         0.74         0.73        (0.61)

   Less distributions:
     Dividends from net
       investment income                      (0.22)       (0.29)       (0.33)       (0.45)        (0.47)
     Distributions from realized
       capital gains                              --           --       (0.13)       (0.08)            --
     Tax return of capital                        --           --       (0.05)           --            --
   Total distributions                        (0.22)       (0.29)       (0.51)       (0.53)        (0.47)

Net asset value,
   end of year                          $      7.87  $      9.35  $      9.31   $     9.08   $      8.88

Total return                                 (13.48%)       3.54%        8.42%        8.21%       (6.03%)

Ratios/Supplemental Data
Net assets, end of year
   (in thousands)                       $     3,489  $     3,697  $     3,313   $    2,971   $     2,644
Ratio of expenses to
   average net assets                          0.90%        0.90%        0.90%        0.90%         0.90%
Ratio of net investment
   income to average
   net assets                                  2.42%        3.16%        3.39%        4.88%         5.00%
Ratio of expenses to
   average net assets
   before voluntary
   expense reimbursement                       1.73%        1.53%        1.51%        1.72%         1.59%
Ratio of net investment
   income to average
   net assets before
   voluntary expense
   reimbursement                               1.60%        2.53%        2.78%        4.06%         4.31%
Portfolio turnover rate                          19%          22%          59%          43%           73%

(a)As  required,  effective  January 1, 2001,  the  Portfolio  has  adopted  the provisions of the AICPA Audit and Accounting Guide for Investment  Companies and
began amortizing  premium on debt securities.  The effect of this change for the period ended December 31, 2001 was to decrease net  investment  income per share by less than 1/2 of a cent,  increase  net  realized  and  unrealized  gains and losses  per  share by less  than 1/2 of a cent,  and  decrease  the ratio of net investment  income to average  net assets from 3.17% to 3.16% and  decrease  the ratio of net investment  income to average net assets before  voluntary  expense reimbursement  from 2.54% to 2.53%. Per share,  ratios and supplemental data for periods  prior to January 1, 2001 have not been  restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

Financial Highlights

Intermediate Fixed Income

Condensed data for a share of capital stock
outstanding throughout each period.

                                               YEARS ENDED DECEMBER 31,
                                          2002         2001(a)       2000         1999         1998

Net asset value,
   beginning of year                    $     10.00  $      9.74  $      9.28   $     9.95   $     10.06

   Income from investment
     operations:
     Net investment income                     0.47         0.45         0.54         0.60          0.57
     Net gains (losses)
       on securities
       (both realized and
       unrealized)                             0.27         0.25         0.46       (0.62)         (0.05)
Total income (loss) from
   investment operations                       0.74         0.70         1.00       (0.02)          0.52

   Less distributions:
     Dividends from net
       investment income                      (0.47)       (0.44)       (0.54)       (0.60)        (0.56)
     Distributions from
       realized capital gains                     --           --           --       (0.05)        (0.07)
   Total distributions                        (0.47)       (0.44)       (0.54)       (0.65)        (0.63)

Net asset value,
   end of year                          $     10.27  $     10.00  $      9.74   $     9.28   $      9.95

Total return                                   7.45%        7.21%       10.77%      (0.19%)         5.16%

Ratios/Supplemental Data
Net assets, end of year
   (in thousands)                       $     5,523  $     4,864  $     3,202   $    2,540   $     2,415
Ratio of expenses to
   average net assets                          0.80%        0.80%        0.80%        0.80%         0.80%
Ratio of net investment
   income to average
   net assets                                  4.26%        5.54%        6.34%        6.01%         5.75%
Ratio of expenses to
   average net assets
   before voluntary
   expense reimbursement                       1.84%        2.02%        2.15%        2.25%         1.97%
Ratio of net investment
   income to average
   net assets before
   voluntary expense
   reimbursement                               3.22%        4.32%        4.99%        4.56%         4.58%
Portfolio turnover rate                         370%         220%         147%         147%          132%

(a)As  required,  effective  January 1, 2001,  the  Portfolio  has  adopted  the provisions of the AICPA Audit and Accounting Guide for Investment  Companies and
began amortizing  premium on debt securities.  The effect of this change for the period ended December 31, 2001 was to decrease net  investment  income per share by less than 1/2 of a cent,  increase  net  realized  and  unrealized  gains and losses  per  share  by  less  than  1/2 of a cent,  decrease  the  ratio  of net investment  income to average  net assets from 5.58% to 5.54% and  decrease  the ratio of net investment  income to average net assets before  voluntary  expense reimbursement  from 4.35% to 4.32%. Per share,  ratios and supplemental data for periods  prior to January 1, 2001 have not been  restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

Financial Highlights

Global Fixed Income

Condensed data for a share of capital stock
outstanding throughout each period.

                                               YEARS ENDED DECEMBER 31,
                                          2002         2001(a)       2000         1999         1998

Net asset value,
   beginning of year                    $      9.08  $      8.98  $      9.21   $     9.92   $     10.09

   Income from investment
     operations:
     Net investment
       income (loss)                           0.35         0.35         0.53         0.51          0.84
     Net gains (losses)
       on securities
       (both realized
       and unrealized)                         0.28         0.05         0.34        (0.54)        (0.11)
Total income (loss) from
   investment operations                       0.63         0.40         0.87        (0.03)         0.73

   Less distributions:
     Dividends from net
       investment income                      (0.20)       (0.30)       (0.46)       (0.68)        (0.54)
     Distributions from realized
       capital gains                              --           --           --           --        (0.06)
     Tax return of capital                        --           --       (0.62)           --        (0.30)
     In excess of realized
       capital gains                              --           --       (0.02)           --            --
   Total distributions                        (0.20)       (0.30)       (1.10)       (0.68)        (0.90)

Net asset value,
   end of year                          $      9.51  $      9.08  $      8.98   $     9.21   $      9.92

Total return                                   6.97%        4.42%        9.46%       (0.27%)        7.23%

Ratios/Supplemental Data
Net assets, end of year
   (in thousands)                       $     6,993  $     6,549  $     6,083   $    5,516   $     5,483
Ratio of expenses to
   average net assets                          1.00%        1.00%        1.00%        1.00%         1.00%
Ratio of net investment
   income to average
   net assets                                  3.48%        3.92%        4.65%        5.17%         5.40%
Ratio of expenses to
   average net assets
   before voluntary
   expense reimbursement                       1.87%        1.78%        1.83%        1.67%         1.47%
Ratio of net investment
   income to average
   net assets before
   voluntary expense
   reimbursement                               2.60%        3.14%        3.82%        4.50%         4.93%
Portfolio turnover rate                         184%         187%         234%         167%          185%

(a)As  required,  effective  January 1, 2001,  the  Portfolio  has  adopted  the provisions of the AICPA Audit and Accounting Guide for Investment  Companies and
began amortizing  premium on debt securities.  The effect of this change for the period ended December 31, 2001 was to decrease net  investment  income per share by less than 1/2 of a cent,  increase  net  realized  and  unrealized  gains and losses  per  share  by  less  than  1/2 of a cent,  decrease  the  ratio  of net investment  income to average  net assets from 3.93% to 3.92% and  decrease  the ratio of net investment  income to average net assets before  voluntary  expense reimbursement by less than 1/2 of a percent.  Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

Financial Highlights

Money Market

Condensed data for a share of capital stock
outstanding throughout each period.

                                               YEARS ENDED DECEMBER 31,
                                          2002          2001         2000         1999         1998
Net asset value,
   beginning of year                    $      1.00  $      1.00  $      1.00   $     1.00   $      1.00

   Income from investment
     operations:
     Net investment income                     0.01         0.04         0.06         0.05          0.05

   Less distributions:
     Dividends from net
       investment income                      (0.01)       (0.04)       (0.06)       (0.05)        (0.05)

Net asset value,
   end of year                          $      1.00  $      1.00  $      1.00   $     1.00   $      1.00

Total return                                   1.47%        3.77%        5.84%        4.60%         5.05%

Ratios/Supplemental Data
Net assets, end of year
   (in thousands)                       $     3,004  $     2,455  $     2,000   $    1,601   $     1,270
Ratio of expenses to
   average net assets                          0.50%        0.50%        0.50%        0.50%         0.50%
Ratio of net investment
   income to average
   net assets                                  1.32%        3.60%        5.70%        4.52%         4.93%
Ratio of expenses to
   average net assets
   before voluntary
   expense reimbursement                       1.45%        1.50%        1.62%        2.72%         2.89%
Ratio of net investment
   income to average
   net assets before
   voluntary expense
   reimbursement                               0.37%        2.60%        4.58%        2.30%         2.54%

See accompanying Notes to Financial Statements.

Report Of Independent Auditors

The Board of Directors and Contractholders
Investors Mark Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of  investments,  of Investors  Mark Series Fund,  Inc. (the Fund)
(comprised of the Large Cap Value, Large Cap Growth,  Mid Cap Equity,  Small Cap
Equity, Growth & Income,  Balanced,  Intermediate Fixed Income, Global Fixed
Income and Money Market  Portfolios)  as of December  31, 2002,  and the related statements of operations  for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements  and  financial  highlights  are  the  responsibility  of the  Fund's management.  Our  responsibility  is to express  an  opinion on these  financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain  reasonable  assurance  about  whether the  financial  statements  and financial  highlights  are free of  material  misstatement.  An  audit  includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements  and financial  highlights.  Our  procedures  included confirmation  of  investments  owned as of December 31, 2002, by  correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not  received.  An audit also  includes  assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial position of each of the respective portfolios constituting the Fund at December 31, 2002, and the results of their  operations  for the year then ended,  the changes in their net assets for each of the two years then ended,  and the financial  highlights  for each of the five years then ended,  in  conformity  with  accounting  principles generally accepted in the United States.

/s/Ernst & Young

Kansas City, Missouri
January 31, 2003

Notice to Contractholders

Directors and Officers of the Fund (unaudited) The management and affairs of the
Fund are  supervised by the  Directors  under the laws of the State of Maryland.
The Directors and executive officers of the Fund and their principal occupations for the last five years are set forth below.  Each may have held other positions with the named companies during that period.

Interested Director

Name, Age and address
(a)Norse N. Blazzard (64)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Position(S) Held With Fund
Director

Term Of Office And Length Of Time Served
One year term and five years of service

Principal  occupation(s)  during past 5 years
Principal,  Blazzard,  Grodd  &Hasenauer,  P.C. (law firm and counsel to the
Fund);  Partner,  Paradigm  Partners  International LLC (insurance and financial consulting firm which provides  consulting  services to Business Men's Assurance
Company of America ("BMA").

Number of portfolios in fund complex1 OVERSEEN BY DIRECTOR
Nine

OTHER DIRECTORSHIPS HELD BY DIRECTOR
None

Non-Interested Directors

Name, Age and address
William H. Russell (79)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Position(s) held with fund
Director

Term of office and length of time served
One year term and five years of service

Principal occupation(s) during past 5 years
Financial consultant.

Number of portfolios in fund complex1 OVERSEEN BY DIRECTOR
Nineteen(b)

OTHER DIRECTORSHIPS HELD BY DIRECTOR
None

Non-Interested Directors

Name, Age and address
H. David Rybolt (60)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Position(s) held with fund
Director

Term of office and length of time served
One year term and five years of service

Principal occupation(s) during past 5 years
Consultant, HDR Associates (management consulting).

Number of portfolios in fund complex1 OVERSEEN BY DIRECTOR
Eighteen(c)

OTHER DIRECTORSHIPS HELD BY DIRECTOR
None

Non-Interested Directors

Name, Age and address
James Seward (50)
4915 West 79th Street
Prairie Village, Kansas 66208

Position(s) held with fund
Director

Term of office and length of time served
One year term and five years of service

Principal occupation(s) during past 5 years
President and Chief Executive Officer, LabOne, Inc. (laboratory testing).

Number of portfolios in fund complex1 OVERSEEN BY DIRECTOR
Twelve(d)

OTHER  DIRECTORSHIPS HELD BY DIRECTOR
Syntroleum Corp.,  LabOne,  Inc.; Response Oncology,  Inc.; and Concordia Career
Colleges

OFFICERS OF THE FUND

Name, Age and address
Stephen S. Soden (57)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Position(s) held with fund
President and Principal Executive Officer

Term of office and length of time served
One year term and three years of service

Principal occupation(s) during past 5 years
President, Investors Mark Advisor, LLC ("IMA") (mutual fund management company);
Chairman,  President,  Chief Executive Officer and Director, Jones & Babson,
Inc.  (mutual fund  management  company);  President,  Babson Fund Complex (nine mutual funds with ten portfolios);  Director,  Babson  Enterprise Fund II, Inc.;
President  and  Director/Trustee,  Buffalo Fund Complex  (seven  mutual  funds);
President and Trustee, J&B Funds (three mutual funds); Senior Vice President of BMA (insurance company); and, formerly, President and Chief Executive Officer of BMA Financial  Services,  Inc. ("BMAFS")  (broker/dealer)  until December 31,
2001 when BMAFS ceased operations.

OFFICERS OF THE FUND

Name, Age and address
P. Bradley Adams (42)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Position(s) held with fund
Principal Financial Officer and Principal Accounting Officer

Term of office and length of time served
One year term and five years of service

Principal occupation(s) during past 5 years
Vice President,  Chief Financial Officer and Treasurer, Jones & Babson, Inc.
(mutual  fund  management  company);  Treasurer,  IMA  (mutual  fund  management company); Vice President,  Treasurer,  Principal Financial Officer and Principal
Accounting Officer,  Babson Fund Complex; Vice President,  Treasurer,  Principal
Financial Officer and Principal Accounting Officer,  Buffalo Fund Complex;  Vice
President,   Principal  Financial  Officer,  Principal  Accounting  Officer  and
Trustee,  J&B  Funds;  and,  Treasurer,   Principal  Financial  Officer  and
Principal Accounting Officer, Gold Bank Funds (two mutual funds)2.

OFFICERS OF THE FUND

Name, Age and address
Martin A. Cramer (53)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Position(s) held with fund
Secretary and Chief Compliance Officer

Term of office and length of time served
One year term and five years of service

Principal occupation(s) during past 5 years
Legal and  Regulatory  Affairs  Vice  President,  Chief  Compliance  Officer and
Secretary,  Jones &  Babson,  Inc. (mutual fund management  company);  Chief
Compliance  Officer and Secretary,  IMA (mutual fund management  company);  Vice
President,  Chief Compliance  Officer and Secretary,  Babson Fund Complex;  Vice
President,  Chief  Compliance  Officer  and  Secretary,  Buffalo  Fund  Complex;
Assistant Vice President, Chief Compliance Officer and Secretary, J&B Funds;
and, Secretary, Gold Bank Funds (two mutual funds).

OFFICERS OF THE FUND

Name, Age and address
Edward S. Ritter (48)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Position(s) held with fund
Vice President

Term of office and length of time served
One year term and five years of service

Principal  occupation(s)  during past 5 years
Senior Vice President-Corporate  Development, BMA (insurance company); Director,
Jones & Babson, Inc. (mutual fund management company);  and, Vice President,
Investors Mark Advisor, LLC (mutual fund management company).

OFFICERS OF THE FUND

Name, Age and address
Susan A. Sweeney (44)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Position(s) held with fund
Assistant Accounting Officer

Term of office and length of time served
One year term and four years of service

Principal occupation(s) during past 5 years
Vice  President-Treasurer  and  Controller  of  BMA  (insurance  company);  and,
Assistant  Treasurer,  Investors  Mark  Advisor,  LLC  (mutual  fund  management company).

OFFICERS OF THE FUND

Name, Age and address
David A. Gates (50)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

position(s) held with fund
Assistant Secretary

Term of office and length of time served
One year term and four years of service

Principal occupation(s) during past 5 years
Vice  President-General  Counsel and Secretary of BMA (insurance company);  and,
Assistant  Secretary,  Investors  Mark  Advisor,  LLC  (mutual  fund  management company).

OFFICERS OF THE FUND

Name, Age and address
Michael A. Smoots, Jr. (33)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Position(s) held with fund
Assistant Secretary

Term of office and length of time served
One year term and two years of service

Principal occupation(s) during past 5 years
Assistant  General  Counsel of BMA  (insurance  company);  Assistant  Secretary,
Investors  Mark  Advisor,  LLC  (mutual  fund  management  company);   formerly,
Corporate Counsel with The Lewer Agency, Inc. (third party administrator);  and, formerly, in private legal practice in Kansas City.

(a)This Director may be deemed to be an "interested  person" of the Fund as that term is  defined in the  Investment  Company  Act of 1940,  as  amended.  Messr.
Blazzard is a principal with Blazzard, Grodd & Hasenauer, P.C., which serves as counsel to the Fund;  Messr.  Blazzard is also a partner in Paradigm Partners
International LLC, which provides insurance and financial consulting services to
BMA.

(b)Director,  each Portfolio  described in this Annual Report;  also,  Director,
Babson Fund Complex.

(c)Director,  each Portfolio  described in this Annual Report;  also,  Director,
Babson Fund Complex, except Babson-Stewart Ivory International Fund, Inc.

(d)Director,  each Portfolio  described in this Annual Report;  also,  Director,
J&B Funds.

1 The Fund  Complex  consists  of the Babson  Fund  Complex,  the  Buffalo  Fund
Complex, the J&B Funds and Investors Mark Series Fund, Inc.

The Babson  Fund  Complex  consists  of Babson  Enterprise  Fund,  Inc.,  Babson
Enterprise Fund II, Inc., David L. Babson Growth Fund, Inc.,  Shadow Stock Fund,
Inc., Babson Value Fund, Inc.,  Babson-Stewart  Ivory  International Fund, Inc.,
D.L. Babson Tax-Free Income Fund,  Inc., D.L. Babson Money Market Fund, Inc. and
D.L. Babson Bond Trust (Portfolio L & Portfolio S). Jones & Babson, Inc.
serves as Investment  Advisor,  Principal  Underwriter  and Registered  Transfer
Agent for each fund in the Babson Fund Complex.

The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc.,  Buffalo Large
Cap Fund,  Inc.,  Buffalo High Yield Fund,  Inc.,  Buffalo Small Cap Fund, Inc.,
Buffalo USA Global  Fund,  Inc.  and the Buffalo  Funds,  which is a series fund consisting of Buffalo  Science &  Technology  Fund and Buffalo Mid Cap Fund.
Jones & Babson, Inc. serves as Principal Underwriter and Registered Transfer
Agent for each fund in the Buffalo Fund Complex.

The J&B  Funds are a series fund  consisting of J&B  Mid-Cap  Aggressive
Growth Fund,  J&B  Small-Cap  Aggressive  Growth Fund and J&B  Small-Cap
International  Fund.  Jones &  Babson,  Inc.  serves as Investment  Advisor,
Principal  Underwriter  and  Registered  Transfer  Agent for each of the J&B
Funds.

2 The Gold Bank Funds are a series fund  consisting of Gold Bank Equity and Gold
Bank Money Market Fund. Jones &  Babson,  Inc. serves as  Administrator  and
Registered Transfer Agent for each of the Gold Bank Funds.

The Statement of Additional  Information ("SAI") includes additional information about the Fund Directors and is available upon request without charge by calling
1-888-262-8131,  or writing BMA Service Center, 9735 Landmark Parkway Drive, St.
Louis, Missouri 63127-1690.

This report has been  prepared for the  information  of the  Contractholders  of
Investors  Mark Series  Fund,  Inc. and is not to be construed as an offering of the shares of the Fund. Shares of the Fund are offered only by the Prospectus, a copy of which may be obtained from Business Men's Assurance Company of America.